UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
SEPTEMBER 30, 2019

AC Alternatives® Market Neutral Value Fund
Investor Class (ACVVX)
I Class (ACVKX)
A Class (ACVQX)
C Class (ACVHX)
R Class (ACVWX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2019
Top Ten Long Holdings	% of net assets
iShares Russell 1000 Value ETF	4.29%
Teradyne, Inc. (Convertible)	3.52%
Tesla, Inc. (Convertible)	3.39%
HEICO Corp., Class A	3.38%
Atlas Copco AB, B Shares	3.10%
Microchip Technology, Inc. (Convertible)	1.95%
PepsiCo, Inc.	1.62%
PNC Financial Services Group, Inc. (The)	1.52%
Wells Fargo & Co.	1.49%
Comerica, Inc.	1.49%

Top Ten Short Holdings	% of net assets
iShares Russell 1000 Growth ETF	(3.59)%
HEICO Corp.	(3.40)%
Teradyne, Inc.	(3.38)%
Tesla, Inc.	(3.12)%
Atlas Copco AB, A Shares	(3.09)%
Utilities Select Sector SPDR Fund	(3.04)%
Stryker Corp.	(2.07)%
Microchip Technology, Inc.	(1.67)%
Coca-Cola Co. (The)	(1.64)%
Alerian MLP ETF	(1.51)%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	43.0%
Foreign Common Stocks*	11.4%
Convertible Bonds	8.9%
Exchange-Traded Funds	5.4%
Convertible Preferred Stocks	0.7%
Domestic Common Stocks Sold Short	(50.9)%
Foreign Common Stocks Sold Short*	(9.2)%
Exchange-Traded Funds Sold Short	(8.7)%
Temporary Cash Investments	16.3%
Other Assets and Liabilities	83.1%**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Amount relates primarily to deposits for securities sold short at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,015.90	$17.49	3.47%
I Class	$1,000	$1,017.70	$16.49	3.27%
A Class	$1,000	$1,015.10	$18.74	3.72%
C Class	$1,000	$1,011.50	$22.48	4.47%
R Class	$1,000	$1,013.20	$19.98	3.97%
Hypothetical
Investor Class	$1,000	$1,007.65	$17.42	3.47%
I Class	$1,000	$1,008.65	$16.42	3.27%
A Class	$1,000	$1,006.40	$18.66	3.72%
C Class	$1,000	$1,002.65	$22.38	4.47%
R Class	$1,000	$1,005.15	$19.90	3.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 54.4%
Aerospace and Defense — 3.7%
Airbus SE	3,220	$418,713
HEICO Corp., Class A(1)	50,903	4,953,371
		5,372,084
Airlines — 0.3%
Alaska Air Group, Inc.	2,380	154,486
Southwest Airlines Co.	5,159	278,637
		433,123
Auto Components — 0.2%
Continental AG	2,570	329,922
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	29,955	781,227
Thor Industries, Inc.	10,980	621,907
		1,403,134
Banks — 6.3%
Comerica, Inc.(1)	33,068	2,182,157
First Hawaiian, Inc.(1)	43,920	1,172,664
PNC Financial Services Group, Inc. (The)(1)	15,890	2,227,143
Toronto-Dominion Bank (The)	25,470	1,485,117
Wells Fargo & Co.(1)	43,290	2,183,548
		9,250,629
Beverages — 1.6%
PepsiCo, Inc.(1)	17,334	2,376,491
Biotechnology — 0.7%
Gilead Sciences, Inc.	15,580	987,460
Building Products — 0.7%
Johnson Controls International plc	8,040	352,875
Masco Corp.	14,610	608,945
		961,820
Capital Markets — 0.8%
Janus Henderson Group plc	51,430	1,155,118
Chemicals — 1.9%
Akzo Nobel NV	8,980	801,119
Axalta Coating Systems Ltd.(2)	11,620	350,343
Dow, Inc.(2)	13,940	664,241
DuPont de Nemours, Inc.	14,026	1,000,194
		2,815,897
Commercial Services and Supplies — 1.5%
Republic Services, Inc.(1)	25,080	2,170,674
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	2,520	690,732

	Shares/ Principal Amount	Value
Containers and Packaging — 0.3%
Packaging Corp. of America	3,880	$411,668
Distributors — 0.3%
Genuine Parts Co.	4,990	496,954
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	13,240	799,166
Electric Utilities — 2.7%
Duke Energy Corp.	12,030	1,153,196
Pinnacle West Capital Corp.	13,140	1,275,500
Xcel Energy, Inc.(1)	22,490	1,459,376
		3,888,072
Electrical Equipment — 0.6%
Emerson Electric Co.	5,970	399,154
Hubbell, Inc.	3,586	471,201
		870,355
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co.	5,602	129,966
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	6,190	1,368,795
Welltower, Inc.	11,800	1,069,670
Weyerhaeuser Co.	24,769	686,101
		3,124,566
Food and Staples Retailing — 1.2%
Koninklijke Ahold Delhaize NV	51,505	1,288,421
Walmart, Inc.(1)	3,780	448,611
		1,737,032
Food Products — 0.9%
Hormel Foods Corp.(1)	19,310	844,426
Nestle SA ADR	4,950	536,580
		1,381,006
Gas Utilities — 1.4%
Atmos Energy Corp.	9,940	1,132,067
Spire, Inc.	10,196	889,499
		2,021,566
Health Care Equipment and Supplies — 2.9%
Medtronic plc	14,820	1,609,748
SmileDirectClub, Inc.(2)	46,873	650,597
Zimmer Biomet Holdings, Inc.	14,187	1,947,450
		4,207,795
Health Care Providers and Services — 1.3%
McKesson Corp.(1)	8,910	1,217,640
Quest Diagnostics, Inc.	6,990	748,140
		1,965,780
Hotels, Restaurants and Leisure — 1.6%
Carnival Corp.	9,380	410,000
Cracker Barrel Old Country Store, Inc.	1,900	309,035

	Shares/ Principal Amount	Value
Sodexo SA	13,840	$1,554,705
		2,273,740
Household Durables — 0.7%
Electrolux AB, Series B	45,710	1,084,676
Household Products — 0.6%
Procter & Gamble Co. (The)	6,650	827,127
Industrial Conglomerates — 0.5%
Siemens AG ADR	14,890	797,881
Insurance — 2.1%
Chubb Ltd.	8,525	1,376,276
MetLife, Inc.	28,740	1,355,378
ProAssurance Corp.	9,977	401,774
		3,133,428
Machinery — 3.7%
Atlas Copco AB, B Shares(1)	167,350	4,541,001
Deere & Co.	990	166,993
Ingersoll-Rand plc	4,200	517,482
Rexnord Corp.(2)	8,333	225,408
		5,450,884
Multi-Utilities — 0.6%
CMS Energy Corp.	14,020	896,579
Oil, Gas and Consumable Fuels — 3.0%
Chevron Corp.	9,700	1,150,420
Enterprise Products Partners LP	58,800	1,680,504
Shell Midstream Partners LP	25,621	523,950
TOTAL SA ADR	19,020	989,040
		4,343,914
Paper and Forest Products — 0.5%
Mondi plc	38,290	733,196
Pharmaceuticals — 2.4%
Johnson & Johnson	4,280	553,746
Novartis AG	5,940	515,683
Pfizer, Inc.(1)	42,226	1,517,180
Roche Holding AG ADR	25,470	928,382
		3,514,991
Road and Rail — 1.1%
Norfolk Southern Corp.	4,920	883,927
Union Pacific Corp.	4,920	796,942
		1,680,869
Semiconductors and Semiconductor Equipment — 1.4%
Applied Materials, Inc.	16,860	841,314
Maxim Integrated Products, Inc.	19,600	1,135,036
		1,976,350
Software — 0.8%
Microsoft Corp.	7,966	1,107,513
Specialty Retail — 0.2%
Advance Auto Parts, Inc.	1,800	297,720

	Shares/ Principal Amount	Value
Textiles, Apparel and Luxury Goods — 1.3%
Ralph Lauren Corp.	5,540	$528,904
Under Armour, Inc., Class C(1)(2)	75,050	1,360,656
		1,889,560
Trading Companies and Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	8,540	619,406
TOTAL COMMON STOCKS (Cost $70,655,686)		79,608,844
CONVERTIBLE BONDS — 8.9%
Automobiles — 3.4%
Tesla, Inc., 2.00%, 5/15/24	$4,872,000	4,960,573
Semiconductors and Semiconductor Equipment — 5.5%
Microchip Technology, Inc., 1.625%, 2/15/27	2,213,000	2,854,358
Teradyne, Inc., 1.25%, 12/15/23	2,711,000	5,161,201
		8,015,559
TOTAL CONVERTIBLE BONDS (Cost $12,077,321)		12,976,132
EXCHANGE-TRADED FUNDS — 5.4%
Consumer Discretionary Select Sector SPDR Fund	2,870	346,409
iShares Russell 1000 Value ETF	48,979	6,282,047
iShares TIPS Bond ETF	6,260	727,975
iShares U.S. Real Estate ETF	6,400	598,656
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,138,590)		7,955,087
CONVERTIBLE PREFERRED STOCKS — 0.7%
Electric Utilities — 0.7%
NextEra Energy, Inc., 4.87%, 9/1/22 (Cost $1,063,920)	21,824	1,094,255
TEMPORARY CASH INVESTMENTS — 16.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $20,928,772), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $20,512,571)		20,511,546
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,451,762), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $3,384,080)		3,384,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,895,546)		23,895,546
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 85.7% (Cost $114,831,063)		125,529,864
SECURITIES SOLD SHORT — (68.8)%
COMMON STOCKS SOLD SHORT — (60.1)%
Aerospace and Defense — (3.7)%
Boeing Co. (The)	(990)	(376,665)
HEICO Corp.	(39,891)	(4,981,588)
		(5,358,253)
Airlines — (0.3)%
American Airlines Group, Inc.	(15,910)	(429,093)
Auto Components — (0.2)%
BorgWarner, Inc.	(9,300)	(341,124)

	Shares/ Principal Amount	Value
Automobiles — (3.7)%
Tesla, Inc.	(18,990)	$(4,574,121)
Toyota Motor Corp. ADR	(5,800)	(780,042)
		(5,354,163)
Banks — (6.3)%
Bank of America Corp.	(74,650)	(2,177,540)
Bank of Hawaii Corp.	(13,710)	(1,178,100)
M&T Bank Corp.	(13,910)	(2,197,363)
National Bank of Canada	(29,980)	(1,491,702)
US Bancorp	(39,990)	(2,213,047)
		(9,257,752)
Beverages — (1.6)%
Coca-Cola Co. (The)	(43,980)	(2,394,271)
Biotechnology — (0.1)%
Amgen, Inc.	(990)	(191,575)
Building Products — (0.6)%
Daikin Industries Ltd.	(2,700)	(354,536)
Fortune Brands Home & Security, Inc.	(10,990)	(601,153)
		(955,689)
Capital Markets — (1.5)%
FactSet Research Systems, Inc.	(4,260)	(1,035,052)
Franklin Resources, Inc.	(39,990)	(1,154,112)
		(2,189,164)
Chemicals — (1.4)%
Chemours Co. (The)	(16,960)	(253,382)
LyondellBasell Industries NV, Class A	(7,370)	(659,394)
PPG Industries, Inc.	(9,860)	(1,168,509)
		(2,081,285)
Commercial Services and Supplies — (1.5)%
Waste Management, Inc.	(18,990)	(2,183,850)
Construction Materials — (0.5)%
Vulcan Materials Co.	(4,510)	(682,092)
Containers and Packaging — (0.3)%
International Paper Co.	(9,893)	(413,725)
Diversified Telecommunication Services — (0.6)%
AT&T, Inc.	(21,500)	(813,560)
Electric Utilities — (1.8)%
American Electric Power Co., Inc.	(15,570)	(1,458,753)
Southern Co. (The)	(18,580)	(1,147,687)
		(2,606,440)
Electronic Equipment, Instruments and Components — (0.3)%
Cognex Corp.	(7,990)	(392,549)
Equity Real Estate Investment Trusts (REITs) — (2.5)%
AvalonBay Communities, Inc.	(4,977)	(1,071,697)
CoreCivic, Inc.	(34,710)	(599,789)
Crown Castle International Corp.	(9,698)	(1,348,119)

	Shares/ Principal Amount	Value
Equity Residential	(7,880)	$(679,729)
		(3,699,334)
Food and Staples Retailing — (0.9)%
Kroger Co. (The)	(50,400)	(1,299,312)
Food Products — (1.0)%
General Mills, Inc.	(9,990)	(550,649)
Tyson Foods, Inc., Class A	(9,970)	(858,816)
		(1,409,465)
Health Care Equipment and Supplies — (2.9)%
Align Technology, Inc.	(3,490)	(631,411)
Becton Dickinson and Co.	(990)	(250,431)
Siemens Healthineers AG	(7,390)	(290,732)
Stryker Corp.	(13,990)	(3,026,037)
		(4,198,611)
Health Care Providers and Services — (1.3)%
Cardinal Health, Inc.	(25,880)	(1,221,277)
Laboratory Corp. of America Holdings	(4,490)	(754,320)
		(1,975,597)
Hotels, Restaurants and Leisure — (1.5)%
Chipotle Mexican Grill, Inc.	(370)	(310,974)
Compass Group plc	(59,420)	(1,528,859)
Royal Caribbean Cruises Ltd.	(3,790)	(410,571)
		(2,250,404)
Household Durables — (0.7)%
Whirlpool Corp.	(6,890)	(1,091,100)
Industrial Conglomerates — (1.1)%
3M Co.	(4,697)	(772,187)
General Electric Co.	(88,940)	(795,123)
		(1,567,310)
Insurance — (2.1)%
Prudential Financial, Inc.	(6,690)	(601,765)
Travelers Cos., Inc. (The)	(10,250)	(1,524,073)
Unum Group	(24,990)	(742,703)
Zurich Insurance Group AG	(750)	(286,991)
		(3,155,532)
Internet and Direct Marketing Retail — (0.6)%
Amazon.com, Inc.	(470)	(815,878)
Leisure Products — (0.7)%
Hasbro, Inc.	(2,990)	(354,883)
Polaris, Inc.	(6,900)	(607,269)
		(962,152)
Machinery — (3.7)%
Atlas Copco AB, A Shares	(146,930)	(4,523,325)
CNH Industrial NV	(16,240)	(164,836)
Gardner Denver Holdings, Inc.	(17,970)	(508,372)
RBC Bearings, Inc.	(1,397)	(231,776)
		(5,428,309)

	Shares/ Principal Amount	Value
Multi-Utilities — (0.6)%
DTE Energy Co.	(6,770)	$(900,139)
Oil, Gas and Consumable Fuels — (1.4)%
Exxon Mobil Corp.	(29,970)	(2,116,182)
Paper and Forest Products — (0.5)%
UPM-Kymmene Oyj	(24,710)	(731,237)
Personal Products — (0.6)%
Unilever NV	(13,850)	(831,415)
Pharmaceuticals — (3.0)%
AstraZeneca plc ADR	(22,752)	(1,014,057)
Bristol-Myers Squibb Co.	(10,930)	(554,260)
GlaxoSmithKline plc ADR	(10,930)	(466,493)
Merck & Co., Inc.	(15,650)	(1,317,417)
Sanofi	(10,640)	(986,631)
		(4,338,858)
Road and Rail — (1.5)%
Avis Budget Group, Inc.	(17,894)	(505,684)
CSX Corp.	(24,744)	(1,714,017)
		(2,219,701)
Semiconductors and Semiconductor Equipment — (6.7)%
Cree, Inc.	(9,895)	(484,855)
Microchip Technology, Inc.	(26,390)	(2,451,895)
Micron Technology, Inc.	(19,790)	(848,001)
Teradyne, Inc.	(85,400)	(4,945,514)
Texas Instruments, Inc.	(8,750)	(1,130,850)
		(9,861,115)
Specialty Retail — (0.5)%
O'Reilly Automotive, Inc.	(730)	(290,912)
Tractor Supply Co.	(4,810)	(435,017)
		(725,929)
Technology Hardware, Storage and Peripherals — (0.2)%
HP, Inc.	(15,330)	(290,044)
Textiles, Apparel and Luxury Goods — (1.3)%
PVH Corp.	(5,990)	(528,498)
Under Armour, Inc., Class A	(68,570)	(1,367,286)
		(1,895,784)
Trading Companies and Distributors — (0.4)%
Fastenal Co.	(9,984)	(326,177)
W.W. Grainger, Inc.	(990)	(294,179)
		(620,356)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $79,131,501)		(88,028,349)
EXCHANGE-TRADED FUNDS SOLD SHORT — (8.7)%
Alerian MLP ETF	(242,227)	(2,213,955)
iShares Preferred & Income Securities ETF	(19,940)	(748,348)
iShares Russell 1000 Growth ETF	(32,920)	(5,255,020)

	Shares/ Principal Amount	Value
Utilities Select Sector SPDR Fund	(68,680)	$(4,446,343)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $12,226,053)		(12,663,666)
TOTAL SECURITIES SOLD SHORT — (68.8)% (Proceeds $91,357,554)		(100,692,015)
OTHER ASSETS AND LIABILITIES(3) — 83.1%		121,592,155
TOTAL NET ASSETS — 100.0%		$146,430,004

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	16,747	USD	12,638	Morgan Stanley	12/31/19	$23
CAD	4,336	USD	3,270	Morgan Stanley	12/31/19	8
CAD	13,904	USD	10,515	Morgan Stanley	12/31/19	(4)
CAD	11,952	USD	9,029	Morgan Stanley	12/31/19	6
CAD	23,451	USD	17,693	Morgan Stanley	12/31/19	35
CAD	2,628,241	USD	1,982,920	Morgan Stanley	12/31/19	4,017
CAD	17,362	USD	13,123	Morgan Stanley	12/31/19	3
USD	26,613	CAD	35,253	JPMorgan Chase Bank N.A.	12/31/19	(38)
USD	24,559	CAD	32,486	Morgan Stanley	12/31/19	—
USD	1,543	CAD	2,045	Morgan Stanley	12/31/19	(3)
USD	2,200	CAD	2,918	Morgan Stanley	12/31/19	(6)
USD	23,269	CAD	30,836	Morgan Stanley	12/31/19	(43)
USD	1,971,288	CAD	2,610,742	Morgan Stanley	12/31/19	(2,421)
CHF	176,972	USD	178,579	UBS AG	12/31/19	194
USD	1,462,003	CHF	1,442,807	UBS AG	12/31/19	4,515
USD	78,278	CHF	77,002	UBS AG	12/31/19	493
EUR	35,088	USD	38,680	Credit Suisse AG	12/31/19	(162)
EUR	449,843	USD	493,460	Credit Suisse AG	12/31/19	363
USD	2,803,432	EUR	2,515,733	Credit Suisse AG	12/31/19	41,746
USD	158,671	EUR	143,046	Credit Suisse AG	12/31/19	1,640
USD	164,060	EUR	148,244	Credit Suisse AG	12/31/19	1,323
GBP	1,838,996	USD	2,306,362	JPMorgan Chase Bank N.A.	12/31/19	(36,554)
GBP	75,906	USD	95,028	JPMorgan Chase Bank N.A.	12/31/19	(1,340)
GBP	56,699	USD	69,968	JPMorgan Chase Bank N.A.	12/31/19	14
JPY	125,779	USD	1,173	Bank of America N.A.	12/30/19	(2)
JPY	1,266,818	USD	11,844	Bank of America N.A.	12/30/19	(51)
JPY	30,641,121	USD	285,682	Bank of America N.A.	12/30/19	(432)
JPY	1,768,644	USD	16,562	Bank of America N.A.	12/30/19	(97)
JPY	1,098,226	USD	10,216	Bank of America N.A.	12/30/19	7
JPY	12,287,594	USD	114,350	Bank of America N.A.	12/30/19	40
USD	27,415	JPY	2,917,452	Bank of America N.A.	12/30/19	256
USD	17,849	JPY	1,908,547	Bank of America N.A.	12/30/19	82
SEK	411,218	USD	42,537	Goldman Sachs & Co.	12/30/19	(500)
SEK	357,019	USD	36,836	Goldman Sachs & Co.	12/30/19	(339)
SEK	1,617,296	USD	165,306	Goldman Sachs & Co.	12/30/19	24
USD	789,399	SEK	7,627,882	Goldman Sachs & Co.	12/30/19	9,628
USD	342,479	SEK	3,309,966	Goldman Sachs & Co.	12/30/19	4,113
USD	62,071	SEK	602,004	Goldman Sachs & Co.	12/30/19	530
						$27,068

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $26,562,480.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $114,831,063)	$125,529,864
Deposits for securities sold short	121,186,651
Receivable for investments sold	18,904,156
Receivable for capital shares sold	23,782
Unrealized appreciation on forward foreign currency exchange contracts	69,060
Interest and dividends receivable	362,313
266,075,826

Liabilities
Securities sold short, at value (proceeds of $91,357,554)	100,692,015
Disbursements in excess of demand deposit cash	107,242
Foreign currency overdraft payable, at value (cost of $17,033)	16,995
Payable for investments purchased	18,244,775
Payable for capital shares redeemed	180,910
Unrealized depreciation on forward foreign currency exchange contracts	41,992
Accrued management fees	182,556
Distribution and service fees payable	6,253
Dividend expense payable on securities sold short	173,084
119,645,822

Net Assets	$146,430,004

Net Assets Consist of:
Capital (par value and paid-in surplus)	$189,593,699
Distributable earnings	(43,163,695)
$146,430,004

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$26,066,339	2,715,747	$9.60
I Class, $0.01 Par Value	$111,035,866	11,356,066	$9.78
A Class, $0.01 Par Value	$2,490,424	265,041	$9.40*
C Class, $0.01 Par Value	$6,788,508	772,664	$8.79
R Class, $0.01 Par Value	$48,867	5,318	$9.19
*Maximum offering price $9.97 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,181,242
Dividends (net of foreign taxes withheld of $52,899)	2,026,039
4,207,281

Expenses:
Dividend expense on securities sold short	2,036,815
Management fees	1,685,840
Distribution and service fees:
A Class	3,833
C Class	43,186
R Class	111
Directors' fees and expenses	3,964
Other expenses	3,606
3,777,355

Net investment income (loss)	429,926

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,872,831
Securities sold short transactions	(42,404,213)
Forward foreign currency exchange contract transactions	(89,036)
Foreign currency translation transactions	(2,647)
(15,623,065)

Change in net unrealized appreciation (depreciation) on:
Investments	(16,414,036)
Securities sold short	35,130,400
Forward foreign currency exchange contracts	27,068
Translation of assets and liabilities in foreign currencies	93
18,743,525

Net realized and unrealized gain (loss)	3,120,460

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,550,386

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$429,926	$1,382,333
Net realized gain (loss)	(15,623,065)	20,545,037
Change in net unrealized appreciation (depreciation)	18,743,525	(33,525,329)
Net increase (decrease) in net assets resulting from operations	3,550,386	(11,597,959)

Distributions to Shareholders
From earnings:
Investor Class	—	(6,907,961)
I Class	—	(10,706,558)
A Class	—	(252,366)
C Class	—	(802,869)
R Class	—	(2,255)
Decrease in net assets from distributions	—	(18,672,009)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(134,324,755)	(221,823,229)

Net increase (decrease) in net assets	(130,774,369)	(252,093,197)

Net Assets
Beginning of period	277,204,373	529,297,570
End of period	$146,430,004	$277,204,373

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Market Neutral Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth, independent of equity market conditions.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class
1.65%	1.45%	1.65%	1.65%	1.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,728,767 and $7,570,958, respectively. The effect of interfund transactions on the Statement of Operations was $116,731 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended September 30, 2019 were $561,858,054 and $563,261,660, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		170,000,000
Sold	130,709	$1,239,601	3,286,629	$33,034,441
Issued in reinvestment of distributions	—	—	722,917	6,903,858
Redeemed	(5,234,264)	(49,553,930)	(18,848,151)	(187,412,531)
	(5,103,555)	(48,314,329)	(14,838,605)	(147,474,232)
I Class/Shares Authorized	190,000,000		220,000,000
Sold	3,201,959	30,895,164	15,751,101	161,495,339
Issued in reinvestment of distributions	—	—	1,062,405	10,315,952
Redeemed	(11,476,902)	(111,492,705)	(22,323,814)	(227,846,287)
	(8,274,943)	(80,597,541)	(5,510,308)	(56,034,996)
A Class/Shares Authorized	30,000,000		25,000,000
Sold	41,847	388,873	129,158	1,287,385
Issued in reinvestment of distributions	—	—	26,852	251,608
Redeemed	(200,819)	(1,867,088)	(925,853)	(9,237,455)
	(158,972)	(1,478,215)	(769,843)	(7,698,462)
C Class/Shares Authorized	30,000,000		25,000,000
Sold	9,977	86,467	60,650	567,849
Issued in reinvestment of distributions	—	—	91,016	801,847
Redeemed	(462,479)	(4,029,027)	(1,288,401)	(11,950,802)
	(452,502)	(3,942,560)	(1,136,735)	(10,581,106)
R Class/Shares Authorized	20,000,000		10,000,000
Sold	872	7,944	2,617	25,325
Issued in reinvestment of distributions	—	—	245	2,255
Redeemed	(6)	(54)	(6,369)	(62,013)
	866	7,890	(3,507)	(34,433)
Net increase (decrease)	(13,989,106)	$(134,324,755)	(22,258,998)	$(221,823,229)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$4,953,371	$418,713	—
Auto Components	—	329,922	—
Banks	7,765,512	1,485,117	—
Chemicals	2,014,778	801,119	—
Food and Staples Retailing	448,611	1,288,421	—
Hotels, Restaurants and Leisure	719,035	1,554,705	—
Household Durables	—	1,084,676	—
Machinery	909,883	4,541,001	—
Paper and Forest Products	—	733,196	—
Pharmaceuticals	2,999,308	515,683	—
Other Industries	47,045,793	—	—
Convertible Bonds	—	12,976,132	—
Exchange-Traded Funds	7,955,087	—	—
Convertible Preferred Stocks	1,094,255	—	—
Temporary Cash Investments	—	23,895,546	—
	$75,905,633	$49,624,231	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$69,060	—

Liabilities
Securities Sold Short
Common Stocks
Banks	$7,766,050	$1,491,702	—
Building Products	601,153	354,536	—
Health Care Equipment and Supplies	3,907,879	290,732	—
Hotels, Restaurants and Leisure	721,545	1,528,859	—
Insurance	2,868,541	286,991	—
Machinery	904,984	4,523,325	—
Paper and Forest Products	—	731,237	—
Pharmaceuticals	3,352,227	986,631	—
Other Industries	57,711,957	—	—
Exchange-Traded Funds	12,663,666	—	—
	$90,498,002	$10,194,013	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$41,992	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $18,827,422.

The value of foreign currency risk derivative instruments as of September 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $69,060 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $41,992 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(89,036) in net realized gain (loss) on forward foreign currency exchange contract transactions and $27,068 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$117,756,081
Gross tax appreciation of investments	$8,795,097
Gross tax depreciation of investments	(1,021,314)
Net tax appreciation (depreciation) of investments	7,773,783
Gross tax appreciation on securities sold short	1,751,208
Gross tax depreciation on securities sold short	(11,506,362)
Net tax appreciation (depreciation)	$(1,981,371)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had late-year ordinary loss deferrals of $(5,230) and post-October capital loss deferrals of $(4,069,118), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.45	0.01	0.14	0.15	—	$9.60	1.59%	3.47%(4)	3.47%(4)	1.66%(4)	0.27%(4)	0.27%(4)	313%	$26,066
2019	$10.27	0.02	(0.33)	(0.31)	(0.51)	$9.45	(3.04)%	3.48%	3.58%	1.66%	0.26%	0.16%	324%	$73,871
2018	$10.76	(0.12)	(0.13)	(0.25)	(0.24)	$10.27	(2.36)%	3.82%	4.07%	1.66%	(1.10)%	(1.35)%	307%	$232,629
2017	$10.73	(0.18)	0.49	0.31	(0.28)	$10.76	2.97%	3.68%	3.94%	1.64%	(1.65)%	(1.91)%	374%	$419,925
2016	$10.44	(0.19)	0.65	0.46	(0.17)	$10.73	4.42%	3.78%	4.08%	1.61%	(1.82)%	(2.12)%	679%	$253,885
2015	$10.22	(0.20)	0.62	0.42	(0.20)	$10.44	4.10%	3.88%	4.18%	1.60%	(1.95)%	(2.25)%	447%	$49,465
I Class
2019(3)	$9.61	0.02	0.15	0.17	—	$9.78	1.77%	3.27%(4)	3.27%(4)	1.46%(4)	0.47%(4)	0.47%(4)	313%	$111,036
2019	$10.42	0.05	(0.35)	(0.30)	(0.51)	$9.61	(2.90)%	3.28%	3.38%	1.46%	0.46%	0.36%	324%	$188,718
2018	$10.89	(0.09)	(0.14)	(0.23)	(0.24)	$10.42	(2.15)%	3.62%	3.87%	1.46%	(0.90)%	(1.15)%	307%	$261,906
2017	$10.83	(0.16)	0.50	0.34	(0.28)	$10.89	3.23%	3.48%	3.74%	1.44%	(1.45)%	(1.71)%	374%	$184,717
2016	$10.52	(0.16)	0.64	0.48	(0.17)	$10.83	4.58%	3.58%	3.88%	1.41%	(1.62)%	(1.92)%	679%	$124,249
2015	$10.28	(0.18)	0.62	0.44	(0.20)	$10.52	4.28%	3.68%	3.98%	1.40%	(1.75)%	(2.05)%	447%	$6,013

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.26	—(5)	0.14	0.14	—	$9.40	1.51%	3.72%(4)	3.72%(4)	1.91%(4)	0.02%(4)	0.02%(4)	313%	$2,490
2019	$10.10	(0.01)	(0.32)	(0.33)	(0.51)	$9.26	(3.29)%	3.73%	3.83%	1.91%	0.01%	(0.09)%	324%	$3,926
2018	$10.61	(0.15)	(0.12)	(0.27)	(0.24)	$10.10	(2.58)%	4.07%	4.32%	1.91%	(1.35)%	(1.60)%	307%	$12,055
2017	$10.61	(0.20)	0.48	0.28	(0.28)	$10.61	2.72%	3.93%	4.19%	1.89%	(1.90)%	(2.16)%	374%	$106,662
2016	$10.36	(0.22)	0.64	0.42	(0.17)	$10.61	4.07%	4.03%	4.33%	1.86%	(2.07)%	(2.37)%	679%	$76,630
2015	$10.16	(0.23)	0.63	0.40	(0.20)	$10.36	3.93%	4.13%	4.43%	1.85%	(2.20)%	(2.50)%	447%	$9,311
C Class
2019(3)	$8.69	(0.03)	0.13	0.10	—	$8.79	1.15%	4.47%(4)	4.47%(4)	2.66%(4)	(0.73)%(4)	(0.73)%(4)	313%	$6,789
2019	$9.58	(0.07)	(0.31)	(0.38)	(0.51)	$8.69	(4.00)%	4.48%	4.58%	2.66%	(0.74)%	(0.84)%	324%	$10,648
2018	$10.16	(0.21)	(0.13)	(0.34)	(0.24)	$9.58	(3.39)%	4.82%	5.07%	2.66%	(2.10)%	(2.35)%	307%	$22,629
2017	$10.24	(0.27)	0.47	0.20	(0.28)	$10.16	2.03%	4.68%	4.94%	2.64%	(2.65)%	(2.91)%	374%	$34,958
2016	$10.08	(0.29)	0.62	0.33	(0.17)	$10.24	3.28%	4.78%	5.08%	2.61%	(2.82)%	(3.12)%	679%	$20,902
2015	$9.97	(0.30)	0.61	0.31	(0.20)	$10.08	3.10%	4.88%	5.18%	2.60%	(2.95)%	(3.25)%	447%	$7,948

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$9.07	(0.02)	0.14	0.12	—	$9.19	1.32%	3.97%(4)	3.97%(4)	2.16%(4)	(0.23)%(4)	(0.23)%(4)	313%	$49
2019	$9.92	(0.03)	(0.31)	(0.34)	(0.51)	$9.07	(3.45)%	3.98%	4.08%	2.16%	(0.24)%	(0.34)%	324%	$40
2018	$10.46	(0.16)	(0.14)	(0.30)	(0.24)	$9.92	(2.91)%	4.32%	4.57%	2.16%	(1.60)%	(1.85)%	307%	$79
2017	$10.49	(0.22)	0.47	0.25	(0.28)	$10.46	2.47%	4.18%	4.44%	2.14%	(2.15)%	(2.41)%	374%	$123
2016	$10.26	(0.21)	0.61	0.40	(0.17)	$10.49	3.91%	4.28%	4.58%	2.11%	(2.32)%	(2.62)%	679%	$76
2015	$10.10	(0.25)	0.61	0.36	(0.20)	$10.26	3.56%	4.38%	4.68%	2.10%	(2.45)%	(2.75)%	447%	$447

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	Per share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three- and five-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

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activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

30

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90804 1911

Semiannual Report

September 30, 2019

Equity Income Fund
Investor Class (TWEIX)
I Class (ACIIX)
Y Class (AEIYX)
A Class (TWEAX)
C Class (AEYIX)
R Class (AEURX)
R5 Class (AEIUX)
R6 Class (AEUDX)
G Class (AEIMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Top Ten Holdings	% of net assets
iShares Russell 1000 Value ETF	4.7%
Medtronic plc	4.3%
Pfizer, Inc.	3.9%
Nestle SA	3.1%
Verizon Communications, Inc.	2.9%
PNC Financial Services Group, Inc. (The)	2.7%
TOTAL SA	2.5%
Johnson & Johnson	2.4%
Procter & Gamble Co. (The)	2.4%
Chevron Corp.	2.2%

Top Five Industries	% of net assets
Banks	14.5%
Oil, Gas and Consumable Fuels	7.7%
Pharmaceuticals	7.0%
Health Care Equipment and Supplies	5.2%
Household Products	4.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	66.1%
Foreign Common Stocks*	9.3%
Preferred Stocks	7.7%
Convertible Bonds	5.3%
Exchange-Traded Funds	4.7%
Convertible Preferred Stocks	3.4%
Total Equity Exposure	96.5%
Corporate Bonds	0.4%
Temporary Cash Investments	3.1%
Temporary Cash Investments - Securities Lending Collateral	0.3%
Other Assets and Liabilities	(0.3)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,072.10	$4.71	0.91%
I Class	$1,000	$1,073.10	$3.68	0.71%
Y Class	$1,000	$1,073.80	$2.90	0.56%
A Class	$1,000	$1,070.80	$6.01	1.16%
C Class	$1,000	$1,066.80	$9.87	1.91%
R Class	$1,000	$1,069.70	$7.30	1.41%
R5 Class	$1,000	$1,073.10	$3.68	0.71%
R6 Class	$1,000	$1,073.80	$2.90	0.56%
G Class	$1,000	$1,025.60(2)	$0.00(3)	0.00%(4)
Hypothetical
Investor Class	$1,000	$1,020.45	$4.60	0.91%
I Class	$1,000	$1,021.45	$3.59	0.71%
Y Class	$1,000	$1,022.20	$2.83	0.56%
A Class	$1,000	$1,019.20	$5.86	1.16%
C Class	$1,000	$1,015.45	$9.62	1.91%
R Class	$1,000	$1,017.95	$7.11	1.41%
R5 Class	$1,000	$1,021.45	$3.59	0.71%
R6 Class	$1,000	$1,022.20	$2.83	0.56%
G Class	$1,000	$1,025.00(5)	$0.00(5)	0.00%(4)

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from August 1, 2019 (commencement of sale) through September 30, 2019.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from August 1, 2019 (commencement of sale) through September 30, 2019, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 75.4%
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	427,018	$51,165,297

Automobiles — 0.4%
Honda Motor Co. Ltd.	1,199,400	31,225,345
Toyota Motor Corp.	194,200	13,025,810
		44,251,155
Banks — 7.4%
Comerica, Inc.	2,899,700	191,351,203
Commerce Bancshares, Inc.	539,633	32,728,741
JPMorgan Chase & Co.	999,097	117,583,726
PNC Financial Services Group, Inc. (The)	2,398,918	336,232,347
Wells Fargo & Co.	4,593,300	231,686,052
		909,582,069
Biotechnology — 0.5%
Gilead Sciences, Inc.	935,400	59,285,652
Capital Markets — 1.9%
AllianceBernstein Holding LP	446,678	13,109,999
Bank of New York Mellon Corp. (The)	2,481,600	112,193,136
BlackRock, Inc.	109,900	48,975,836
Janus Henderson Group plc	1,298,921	29,173,766
Northern Trust Corp.	345,940	32,283,121
		235,735,858
Chemicals — 0.6%
Akzo Nobel NV	698,100	62,278,542
DuPont de Nemours, Inc.	137,188	9,782,876
		72,061,418
Commercial Services and Supplies — 1.5%
Republic Services, Inc.	2,070,761	179,224,364
Communications Equipment — 1.2%
Cisco Systems, Inc.	2,999,291	148,194,968
Distributors — 0.8%
Genuine Parts Co.	999,141	99,504,452
Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	5,855,037	353,410,033
Electric Utilities — 2.3%
Edison International	1,499,714	113,108,430
Eversource Energy	865,000	73,931,550
Pinnacle West Capital Corp.	992,317	96,324,211
		283,364,191
Electrical Equipment — 2.7%
ABB Ltd.	1,396,100	27,421,190

6

	Shares/ Principal Amount	Value
Emerson Electric Co.	1,819,990	$121,684,532
Hubbell, Inc.	1,397,658	183,652,261
nVent Electric plc	299,600	6,603,184
		339,361,167
Energy Equipment and Services — 1.7%
Baker Hughes a GE Co.	3,119,641	72,375,671
Schlumberger Ltd.	4,199,431	143,494,557
		215,870,228
Equity Real Estate Investment Trusts (REITs) — 2.9%
Welltower, Inc.	2,494,354	226,113,190
Weyerhaeuser Co.	4,599,384	127,402,937
		353,516,127
Food and Staples Retailing — 1.7%
Koninklijke Ahold Delhaize NV	3,992,642	99,877,758
Walmart, Inc.	898,483	106,631,963
		206,509,721
Food Products — 3.8%
Mondelez International, Inc., Class A	1,577,300	87,256,236
Nestle SA	3,497,000	379,333,894
		466,590,130
Gas Utilities — 4.9%
Atmos Energy Corp.	1,889,646	215,211,783
ONE Gas, Inc.	2,255,096	216,737,276
Spire, Inc.	1,999,258	174,415,268
		606,364,327
Health Care Equipment and Supplies — 4.3%
Medtronic plc	4,899,179	532,148,823
Health Care Providers and Services — 1.7%
Quest Diagnostics, Inc.	1,994,958	213,520,355
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	658,503	28,783,166
Sodexo SA	598,700	67,254,457
		96,037,623
Household Products — 4.9%
Colgate-Palmolive Co.	1,998,300	146,895,033
Kimberly-Clark Corp.	1,197,404	170,091,238
Procter & Gamble Co. (The)	2,359,059	293,419,759
		610,406,030
Insurance — 3.3%
Aflac, Inc.	1,698,400	88,860,288
Chubb Ltd.	1,394,328	225,100,313
Marsh & McLennan Cos., Inc.	999,605	100,010,480
		413,971,081
IT Services — 2.6%
Automatic Data Processing, Inc.	1,494,850	241,298,687
Paychex, Inc.	984,100	81,453,957
		322,752,644
7

	Shares/ Principal Amount	Value
Machinery — 0.6%
Atlas Copco AB, B Shares	2,397,700	$65,061,003
Deere & Co.	56,892	9,596,543
		74,657,546
Oil, Gas and Consumable Fuels — 6.9%
Chevron Corp.	2,297,016	272,426,098
Enterprise Products Partners LP	7,693,400	219,877,372
Shell Midstream Partners LP	2,494,636	51,015,306
TOTAL SA	5,997,058	312,206,307
		855,525,083
Pharmaceuticals — 7.0%
Johnson & Johnson	2,298,287	297,352,372
Novartis AG	170,500	14,802,009
Pfizer, Inc.	13,397,700	481,379,361
Roche Holding AG	252,500	73,635,345
		867,169,087
Road and Rail — 0.7%
Norfolk Southern Corp.	498,292	89,523,141
Semiconductors and Semiconductor Equipment — 2.5%
Applied Materials, Inc.	998,539	49,827,096
Intel Corp.	1,733,400	89,322,102
Maxim Integrated Products, Inc.	2,995,600	173,475,196
		312,624,394
Software — 1.5%
Microsoft Corp.	1,299,636	180,688,393
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.(1)	9,199,479	126,768,821
TOTAL COMMON STOCKS (Cost $7,489,605,279)		9,319,784,178
PREFERRED STOCKS — 7.7%
Banks — 5.9%
Bank of America Corp., 5.875%	116,802,000	126,554,967
Citigroup, Inc., 5.00%	47,386,000	47,993,725
Citigroup, Inc., 5.95%	86,555,000	90,079,087
JPMorgan Chase & Co., 5.00%	149,363,000	153,657,186
JPMorgan Chase & Co., 5.74%	29,559,000	29,742,473
U.S. Bancorp, 5.30%	139,717,000	149,860,454
Wells Fargo & Co., 5.89%(2)	123,534,000	125,232,593
		723,120,485
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The), 4.95%	21,990,000	22,105,008
Charles Schwab Corp. (The), 5.00%	3,967,000	4,042,452
		26,147,460
Electric Utilities — 0.8%
Duke Energy Corp., 4.875%	96,800,000	99,183,700
Insurance†
Progressive Corp. (The), 5.375%	4,203,000	4,345,986

8

	Shares/ Principal Amount	Value
Oil, Gas and Consumable Fuels — 0.8%
Plains All American Pipeline LP, 6.125%	109,800,000	$103,594,104
TOTAL PREFERRED STOCKS (Cost $936,239,821)		956,391,735
CONVERTIBLE BONDS — 5.3%
Airlines — 0.5%
Citigroup Global Markets Holdings, Inc., (convertible into Southwest Airlines Co.), 3.55%, 3/16/20(3)(4)	$379,900	20,683,617
Merrill Lynch International & Co. C.V., (convertible into Southwest Airlines Co.), 5.35%, 12/27/19(3)(4)	399,900	21,074,623
UBS AG, (convertible into Southwest Airlines Co.), 4.25%, 2/6/20(3)(4)	399,000	20,622,897
		62,381,137
Diversified Financial Services — 2.0%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 0.86%, 1/14/20(3)(4)	116,900	24,861,796
Credit Suisse AG, (convertible into Berkshire Hathaway, Inc., Class B), 1.50%, 12/5/19(3)(4)	161,100	32,798,122
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 1.30%, 2/11/20(3)(4)	323,500	65,451,035
Merrill Lynch International & Co. C.V., (convertible into Berkshire Hathaway, Inc., Class B), 0.70%, 12/27/19(3)(4)	190,000	39,660,971
Morgan Stanley B.V., (convertible into Berkshire Hathaway, Inc., Class B), 0.88%, 11/18/19(3)(4)	290,000	60,730,232
Royal Bank of Canada, (convertible into Berkshire Hathaway, Inc., Class B), 0.90%, 1/23/20(3)(4)	89,900	19,164,116
		242,666,272
Health Care Technology — 1.0%
Canadian Imperial Bank of Commerce, (convertible into Cerner Corp.), 2.60%, 11/25/19(3)(4)	299,000	21,103,858
Credit Suisse AG, (convertible into Cerner Corp.), 2.80%, 10/17/19(3)(4)	454,700	29,870,577
Merrill Lynch International & Co. C.V., (convertible into Cerner Corp.), 4.05%, 11/18/19(3)(4)	275,000	18,868,749
Morgan Stanley B.V., (convertible into Cerner Corp.), 1.48%, 10/31/19(3)(4)	299,000	20,106,924
Royal Bank of Canada, (convertible into Cerner Corp.), 3.00%, 11/25/19(3)(4)	99,900	7,041,224
Royal Bank of Canada, (convertible into Cerner Corp.), 2.45%, 12/4/19(3)(4)	159,900	11,228,477
Royal Bank of Canada, (convertible into Cerner Corp.), 3.40%, 2/10/20(3)(4)	199,900	13,961,155
		122,180,964
Insurance — 0.1%
AXA SA, 7.25%, 5/15/21(3)	8,981,000	9,602,080
Semiconductors and Semiconductor Equipment — 1.5%
Microchip Technology, Inc., 1.625%, 2/15/27	76,039,000	98,076,145
Teradyne, Inc., 1.25%, 12/15/23	47,600,000	90,620,868
		188,697,013
Textiles, Apparel and Luxury Goods — 0.2%
UBS AG, (convertible into Ralph Lauren Corp.), 8.65%, 1/23/20(3)(4)	262,800	25,184,871
TOTAL CONVERTIBLE BONDS (Cost $602,607,183)		650,712,337

9

	Shares/ Principal Amount	Value
EXCHANGE-TRADED FUNDS — 4.7%
iShares Russell 1000 Value ETF (Cost $525,934,699)	4,491,142	$576,033,873
CONVERTIBLE PREFERRED STOCKS — 3.4%
Banks — 1.2%
Bank of America Corp., 7.25%	59,924	89,838,660
Wells Fargo & Co., 7.50%	39,957	60,834,133
		150,672,793
Chemicals — 0.6%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	1,592,465	74,909,554
Health Care Equipment and Supplies — 0.9%
Becton Dickinson and Co., 6.125%, 5/1/20	1,797,600	111,289,416
Machinery — 0.7%
Stanley Black & Decker, Inc., 5.375%, 5/15/20(2)	797,205	80,103,158
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $381,827,626)		416,974,921
CORPORATE BONDS — 0.4%
Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., VRN 5.65%, 5/1/79 (Cost $50,060,510)	$49,854,000	54,208,344
TEMPORARY CASH INVESTMENTS — 3.1%
Federal Home Loan Bank Discount Notes, 1.54%, 10/1/19(5)	260,702,000	260,702,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $97,251,512), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $95,317,518)		95,312,752
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $16,046,830), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $15,728,371)		15,728,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $371,742,752)		371,742,752
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $42,949,458)	42,949,458	42,949,458
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $10,400,967,328)		12,388,797,598
OTHER ASSETS AND LIABILITIES — (0.3)%		(31,559,274)
TOTAL NET ASSETS — 100.0%		$12,357,238,324

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Chubb Ltd.	238	Put	$150.00	10/18/19	$3,842,272	$(15,232)	$(7,735)
Emerson Electric Co.	663	Put	$61.00	10/18/19	$4,432,818	(35,610)	(9,945)
						$(50,842)	$(17,680)

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	392,609,068	CHF	387,367,737	UBS AG	12/31/19	$1,299,622
USD	13,154,249	EUR	11,820,942	Credit Suisse AG	12/31/19	177,623
USD	424,573,581	EUR	381,002,172	Credit Suisse AG	12/31/19	6,322,384
GBP	3,709,155	USD	4,643,562	JPMorgan Chase Bank N.A.	12/31/19	(65,482)
USD	4,658,699	GBP	3,709,155	JPMorgan Chase Bank N.A.	12/31/19	80,619
USD	34,645,384	JPY	3,715,024,480	Bank of America N.A.	12/30/19	60,790
USD	1,267,545	JPY	135,535,840	Bank of America N.A.	12/30/19	5,790
SEK	19,773,864	USD	2,038,835	Goldman Sachs & Co.	12/30/19	(17,424)
USD	57,236,335	SEK	553,068,984	Goldman Sachs & Co.	12/30/19	698,077
						$8,561,999

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $42,086,213. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $462,015,324, which represented 3.7% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $452,413,244, which represented 3.7% of total net assets.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $42,949,458.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $10,252,070,835)	$12,219,079,319
Investment securities - affiliated, at value (cost of $105,947,035)	126,768,821
Investment made with cash collateral received for securities on loan, at value (cost of $42,949,458)	42,949,458
Total investment securities, at value (cost of $10,400,967,328)	12,388,797,598
Deposits with broker for options contracts	2,284,290
Receivable for investments sold	89,498,467
Receivable for capital shares sold	15,039,612
Unrealized appreciation on forward foreign currency exchange contracts	8,644,905
Dividends and interest receivable	36,105,678
Securities lending receivable	35,761
12,540,406,311

Liabilities
Disbursements in excess of demand deposit cash	202,469
Written options, at value (premiums received $50,842)	17,680
Payable for collateral received for securities on loan	42,949,458
Payable for investments purchased	113,750,370
Payable for capital shares redeemed	17,530,927
Unrealized depreciation on forward foreign currency exchange contracts	82,906
Accrued management fees	7,993,263
Distribution and service fees payable	640,914
183,167,987

Net Assets	$12,357,238,324

Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,879,511,251
Distributable earnings	2,477,727,073
$12,357,238,324

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$4,792,747,200	520,294,793	$9.21
I Class, $0.01 Par Value	$4,860,721,075	527,002,436	$9.22
Y Class, $0.01 Par Value	$255,681,422	27,693,956	$9.23
A Class, $0.01 Par Value	$883,154,670	95,883,611	$9.21*
C Class, $0.01 Par Value	$524,734,625	56,984,828	$9.21
R Class, $0.01 Par Value	$79,139,513	8,625,267	$9.18
R5 Class, $0.01 Par Value	$910,497	98,802	$9.22
R6 Class, $0.01 Par Value	$960,144,196	104,010,323	$9.23
G Class, $0.01 Par Value	$5,126	555	$9.24
*Maximum offering price $9.77 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $3,863,781 from affiliates and net of foreign taxes withheld of $2,756,323)	$149,901,379
Interest	24,363,367
Securities lending, net	166,750
174,431,496

Expenses:
Management fees	47,680,867
Distribution and service fees:
A Class	1,084,373
C Class	2,657,898
R Class	205,466
Directors' fees and expenses	206,213
Other expenses	13,553
51,848,370
Fees waived - G Class	(5)
51,848,365

Net investment income (loss)	122,583,131

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	480,930,578
Forward foreign currency exchange contract transactions	25,985,472
Written options contract transactions	4,015,274
Foreign currency translation transactions	(223,550)
510,707,774

Change in net unrealized appreciation (depreciation) on:
Investments (including $3,955,776 from affiliates)	191,802,504
Forward foreign currency exchange contracts	2,836,133
Written options contracts	(575,673)
Translation of assets and liabilities in foreign currencies	31,654
194,094,618

Net realized and unrealized gain (loss)	704,802,392

Net Increase (Decrease) in Net Assets Resulting from Operations	$827,385,523

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$122,583,131	$241,747,930
Net realized gain (loss)	510,707,774	449,978,281
Change in net unrealized appreciation (depreciation)	194,094,618	289,971,079
Net increase (decrease) in net assets resulting from operations	827,385,523	981,697,290

Distributions to Shareholders
From earnings:
Investor Class	(54,868,429)	(446,677,737)
I Class	(57,861,486)	(208,964,964)
Y Class	(3,219,203)	(16,942,339)
A Class	(8,965,891)	(61,295,918)
C Class	(3,513,161)	(35,473,742)
R Class	(751,313)	(6,180,212)
R5 Class	(11,120)	(63,192)
R6 Class	(12,023,313)	(56,544,741)
G Class	(29)	—
Decrease in net assets from distributions	(141,213,945)	(832,142,845)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	258,032,446	(415,119,291)

Net increase (decrease) in net assets	944,204,024	(265,564,846)

Net Assets
Beginning of period	11,413,034,300	11,678,599,146
End of period	$12,357,238,324	$11,413,034,300

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek current income. Capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on August 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

15

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

16

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

17

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Convertible Preferred Stocks	$37,680,301	—	—	—	$37,680,301
Preferred Stocks	5,269,157	—	—	—	5,269,157
Total Borrowings	$42,949,458	—	—	—	$42,949,458
Gross amount of recognized liabilities for securities lending transactions					$42,949,458

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). Effective August 1, 2019, the investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	0.91%
I Class	0.60% to 0.80%	0.71%
Y Class	0.45% to 0.65%	0.56%
A Class	0.80% to 1.00%	0.91%
C Class	0.80% to 1.00%	0.91%
R Class	0.80% to 1.00%	0.91%
R5 Class	0.60% to 0.80%	0.71%
R6 Class	0.45% to 0.65%	0.56%
G Class	0.45% to 0.65%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.56%.

18

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $45,961,786 and $21,443,737, respectively. The effect of interfund transactions on the Statement of Operations was $4,182,979 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $4,334,379,112 and $4,053,600,721, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2019(1)		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	5,000,000,000		5,100,000,000
Sold	33,754,955	$301,424,234	105,034,421	$904,564,870
Issued in reinvestment of distributions	5,909,505	53,472,038	52,518,503	438,594,459
Redeemed	(218,804,663)	(1,936,499,699)	(213,342,954)	(1,849,710,287)
	(179,140,203)	(1,581,603,427)	(55,790,030)	(506,550,958)
I Class/Shares Authorized	3,200,000,000		2,200,000,000
Sold	247,878,165	2,200,589,859	116,496,183	1,011,040,819
Issued in reinvestment of distributions	5,969,543	54,108,685	22,330,282	186,839,532
Redeemed	(51,565,664)	(462,678,680)	(118,643,000)	(1,017,050,590)
	202,282,044	1,792,019,864	20,183,465	180,829,761
Y Class/Shares Authorized	220,000,000		200,000,000
Sold	4,378,769	39,322,430	6,966,057	60,695,249
Issued in reinvestment of distributions	341,936	3,103,183	1,947,186	16,329,263
Redeemed	(3,512,679)	(31,390,696)	(7,493,667)	(64,749,944)
	1,208,026	11,034,917	1,419,576	12,274,568
A Class/Shares Authorized	740,000,000		725,000,000
Sold	9,920,453	89,191,548	17,752,502	153,964,874
Issued in reinvestment of distributions	945,246	8,551,425	6,980,719	58,246,057
Redeemed	(12,774,236)	(114,438,614)	(35,261,101)	(305,057,790)
	(1,908,537)	(16,695,641)	(10,527,880)	(92,846,859)
C Class/Shares Authorized	500,000,000		500,000,000
Sold	4,745,142	42,453,529	8,279,818	70,756,974
Issued in reinvestment of distributions	348,648	3,147,211	3,837,636	31,864,627
Redeemed	(10,094,093)	(90,622,588)	(23,123,153)	(200,253,311)
	(5,000,303)	(45,021,848)	(11,005,699)	(97,631,710)
R Class/Shares Authorized	80,000,000		85,000,000
Sold	464,102	4,131,532	1,038,898	8,958,660
Issued in reinvestment of distributions	82,377	741,748	732,996	6,081,671
Redeemed	(2,140,831)	(19,037,761)	(2,422,060)	(20,768,459)
	(1,594,352)	(14,164,481)	(650,166)	(5,728,128)
R5 Class/Shares Authorized	20,000,000		30,000,000
Sold	13,255	118,166	62,000	543,095
Issued in reinvestment of distributions	1,228	11,120	7,548	63,192
Redeemed	(18,225)	(163,824)	(42,901)	(380,039)
	(3,742)	(34,538)	26,647	226,248
R6 Class/Shares Authorized	670,000,000		600,000,000
Sold	17,484,683	156,300,597	22,090,431	191,070,418
Issued in reinvestment of distributions	1,324,764	12,023,313	6,747,076	56,541,527
Redeemed	(6,216,213)	(55,831,339)	(17,657,119)	(153,304,158)
	12,593,234	112,492,571	11,180,388	94,307,787
G Class/Shares Authorized	150,000,000		N/A
Sold	552	5,000
Issued in reinvestment of distributions	3	29
	555	5,029
Net increase (decrease)	28,436,722	$258,032,446	(45,163,699)	$(415,119,291)

(1)	August 1, 2019 (commencement of sale) through September 30, 2019 for the G Class.

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6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2019 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$122,813	—	—	$3,956	$126,769	9,199	—	$3,864

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

21

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobiles	—	$44,251,155	—
Chemicals	$9,782,876	62,278,542	—
Electrical Equipment	311,939,977	27,421,190	—
Food and Staples Retailing	106,631,963	99,877,758	—
Food Products	87,256,236	379,333,894	—
Hotels, Restaurants and Leisure	28,783,166	67,254,457	—
Machinery	9,596,543	65,061,003	—
Oil, Gas and Consumable Fuels	543,318,776	312,206,307	—
Pharmaceuticals	778,731,733	88,437,354	—
Other Industries	6,297,621,248	—	—
Preferred Stocks	—	956,391,735	—
Convertible Bonds	—	650,712,337	—
Exchange-Traded Funds	576,033,873	—	—
Convertible Preferred Stocks	416,974,921	—	—
Corporate Bonds	—	54,208,344	—
Temporary Cash Investments	—	371,742,752	—
Temporary Cash Investments - Securities Lending Collateral	42,949,458	—	—
	$9,209,620,770	$3,179,176,828	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$8,644,905	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$82,906	—
Written Options Contracts	$17,680	—	—
	$17,680	$82,906	—

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8. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 4,973 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $977,078,446.

23

Value of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Written Options	–	Written Options	$17,680
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$8,644,905	Unrealized depreciation on forward foreign currency exchange contracts	82,906
		$8,644,905		$100,586

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$4,015,274	Change in net unrealized appreciation (depreciation) on written options contracts	$(575,673)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	25,985,472	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,836,133
		$30,000,746		$2,260,460

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,534,973,046
Gross tax appreciation of investments	$2,048,170,496
Gross tax depreciation of investments	(194,345,944)
Net tax appreciation (depreciation) of investments	$1,853,824,552

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$8.69	0.09	0.53	0.62	(0.10)	—	(0.10)	$9.21	7.21%	0.91%(4)	2.03%(4)	37%	$4,792,747
2019	$8.60	0.18	0.56	0.74	(0.18)	(0.47)	(0.65)	$8.69	9.07%	0.91%	2.13%	80%	$6,081,355
2018	$9.13	0.17	0.37	0.54	(0.17)	(0.90)	(1.07)	$8.60	5.61%	0.91%	1.86%	75%	$6,496,269
2017	$8.41	0.17	1.24	1.41	(0.17)	(0.52)	(0.69)	$9.13	17.14%	0.91%	1.91%	93%	$7,327,473
2016	$8.71	0.21	0.32	0.53	(0.20)	(0.63)	(0.83)	$8.41	6.78%	0.94%	2.44%	88%	$5,399,702
2015	$8.84	0.21	0.54	0.75	(0.22)	(0.66)	(0.88)	$8.71	8.54%	0.93%	2.30%	56%	$5,463,566
I Class
2019(3)	$8.70	0.10	0.53	0.63	(0.11)	—	(0.11)	$9.22	7.31%	0.71%(4)	2.23%(4)	37%	$4,860,721
2019	$8.61	0.20	0.56	0.76	(0.20)	(0.47)	(0.67)	$8.70	9.27%	0.71%	2.33%	80%	$2,826,256
2018	$9.14	0.19	0.37	0.56	(0.19)	(0.90)	(1.09)	$8.61	5.82%	0.71%	2.06%	75%	$2,621,898
2017	$8.42	0.19	1.24	1.43	(0.19)	(0.52)	(0.71)	$9.14	17.36%	0.71%	2.11%	93%	$1,515,758
2016	$8.71	0.22	0.34	0.56	(0.22)	(0.63)	(0.85)	$8.42	7.11%	0.74%	2.64%	88%	$1,229,940
2015	$8.85	0.22	0.54	0.76	(0.24)	(0.66)	(0.90)	$8.71	8.63%	0.73%	2.50%	56%	$1,318,193
Y Class
2019(3)	$8.71	0.11	0.53	0.64	(0.12)	—	(0.12)	$9.23	7.38%	0.56%(4)	2.38%(4)	37%	$255,681
2019	$8.62	0.22	0.55	0.77	(0.21)	(0.47)	(0.68)	$8.71	9.43%	0.56%	2.48%	80%	$230,773
2018(5)	$9.16	0.20	0.36	0.56	(0.20)	(0.90)	(1.10)	$8.62	5.83%	0.56%(4)	2.25%(4)	75%(6)	$216,014

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$8.69	0.08	0.53	0.61	(0.09)	—	(0.09)	$9.21	7.08%	1.16%(4)	1.78%(4)	37%	$883,155
2019	$8.60	0.16	0.56	0.72	(0.16)	(0.47)	(0.63)	$8.69	8.80%	1.16%	1.88%	80%	$850,117
2018	$9.13	0.14	0.38	0.52	(0.15)	(0.90)	(1.05)	$8.60	5.36%	1.16%	1.61%	75%	$931,567
2017	$8.41	0.15	1.24	1.39	(0.15)	(0.52)	(0.67)	$9.13	16.85%	1.16%	1.66%	93%	$2,139,411
2016	$8.71	0.18	0.33	0.51	(0.18)	(0.63)	(0.81)	$8.41	6.51%	1.19%	2.19%	88%	$1,934,681
2015	$8.84	0.18	0.55	0.73	(0.20)	(0.66)	(0.86)	$8.71	8.27%	1.18%	2.05%	56%	$2,172,105
C Class
2019(3)	$8.69	0.05	0.53	0.58	(0.06)	—	(0.06)	$9.21	6.68%	1.91%(4)	1.03%(4)	37%	$524,735
2019	$8.60	0.10	0.55	0.65	(0.09)	(0.47)	(0.56)	$8.69	8.00%	1.91%	1.13%	80%	$538,726
2018	$9.13	0.08	0.37	0.45	(0.08)	(0.90)	(0.98)	$8.60	4.58%	1.91%	0.86%	75%	$627,651
2017	$8.41	0.08	1.24	1.32	(0.08)	(0.52)	(0.60)	$9.13	15.97%	1.91%	0.91%	93%	$711,149
2016	$8.71	0.12	0.33	0.45	(0.12)	(0.63)	(0.75)	$8.41	5.72%	1.94%	1.44%	88%	$562,723
2015	$8.84	0.12	0.54	0.66	(0.13)	(0.66)	(0.79)	$8.71	7.47%	1.93%	1.30%	56%	$549,088
R Class
2019(3)	$8.66	0.07	0.53	0.60	(0.08)	—	(0.08)	$9.18	6.97%	1.41%(4)	1.53%(4)	37%	$79,140
2019	$8.57	0.14	0.56	0.70	(0.14)	(0.47)	(0.61)	$8.66	8.57%	1.41%	1.63%	80%	$88,499
2018	$9.10	0.13	0.36	0.49	(0.12)	(0.90)	(1.02)	$8.57	5.11%	1.41%	1.36%	75%	$93,154
2017	$8.39	0.13	1.22	1.35	(0.12)	(0.52)	(0.64)	$9.10	16.48%	1.41%	1.41%	93%	$114,762
2016	$8.69	0.16	0.33	0.49	(0.16)	(0.63)	(0.79)	$8.39	6.27%	1.44%	1.94%	88%	$105,462
2015	$8.82	0.16	0.54	0.70	(0.17)	(0.66)	(0.83)	$8.69	8.03%	1.43%	1.80%	56%	$127,897

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$8.70	0.10	0.53	0.63	(0.11)	—	(0.11)	$9.22	7.31%	0.71%(4)	2.23%(4)	37%	$910
2019	$8.60	0.20	0.57	0.77	(0.20)	(0.47)	(0.67)	$8.70	9.41%	0.71%	2.33%	80%	$892
2018(5)	$9.15	0.21	0.33	0.54	(0.19)	(0.90)	(1.09)	$8.60	5.57%	0.71%(4)	2.51%(4)	75%(6)	$653
R6 Class
2019(3)	$8.71	0.11	0.53	0.64	(0.12)	—	(0.12)	$9.23	7.38%	0.56%(4)	2.38%(4)	37%	$960,144
2019	$8.62	0.22	0.55	0.77	(0.21)	(0.47)	(0.68)	$8.71	9.43%	0.56%	2.48%	80%	$796,417
2018	$9.15	0.21	0.36	0.57	(0.20)	(0.90)	(1.10)	$8.62	5.97%	0.56%	2.21%	75%	$691,393
2017	$8.42	0.20	1.25	1.45	(0.20)	(0.52)	(0.72)	$9.15	17.66%	0.56%	2.26%	93%	$492,622
2016	$8.72	0.24	0.32	0.56	(0.23)	(0.63)	(0.86)	$8.42	7.14%	0.59%	2.79%	88%	$246,151
2015	$8.85	0.25	0.53	0.78	(0.25)	(0.66)	(0.91)	$8.72	8.90%	0.58%	2.65%	56%	$117,620
G Class
2019(7)	$9.06	0.04	0.19	0.23	(0.05)	—	(0.05)	$9.24	2.56%	0.00%(4)(8)(9)	3.05%(4)(9)	37%(10)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(7)	August 1, 2019 (commencement of sale) through September 30, 2019 (unaudited).

(8)	Ratio was less than 0.005%.

(9)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.56% and 2.49%, respectively.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2019.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three- and five-year periods and below its benchmark for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90802 1911

Semiannual Report

September 30, 2019

Large Company Value Fund
Investor Class (ALVIX)
I Class (ALVSX)
A Class (ALPAX)
C Class (ALPCX)
R Class (ALVRX)
R5 Class (ALVGX)
R6 Class (ALVDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Top Ten Holdings	% of net assets
Medtronic plc	4.0%
Zimmer Biomet Holdings, Inc.	3.4%
Verizon Communications, Inc.	3.4%
Procter & Gamble Co. (The)	3.3%
Pfizer, Inc.	3.2%
Johnson & Johnson	3.2%
PNC Financial Services Group, Inc. (The)	3.1%
Berkshire Hathaway, Inc., Class B	3.0%
JPMorgan Chase & Co.	2.9%
TOTAL SA ADR	2.6%

Top Five Industries	% of net assets
Banks	13.6%
Health Care Equipment and Supplies	8.7%
Pharmaceuticals	7.4%
Electric Utilities	5.8%
Oil, Gas and Consumable Fuels	5.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	85.9%
Foreign Common Stocks*	8.8%
Exchange-Traded Funds	2.5%
Total Equity Exposure	97.2%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	0.1%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,074.20	$4.30	0.83%
I Class	$1,000	$1,074.10	$3.27	0.63%
A Class	$1,000	$1,071.80	$5.59	1.08%
C Class	$1,000	$1,067.80	$9.46	1.83%
R Class	$1,000	$1,070.40	$6.88	1.33%
R5 Class	$1,000	$1,075.10	$3.27	0.63%
R6 Class	$1,000	$1,074.90	$2.49	0.48%
Hypothetical
Investor Class	$1,000	$1,020.85	$4.19	0.83%
I Class	$1,000	$1,021.85	$3.18	0.63%
A Class	$1,000	$1,019.60	$5.45	1.08%
C Class	$1,000	$1,015.85	$9.22	1.83%
R Class	$1,000	$1,018.35	$6.71	1.33%
R5 Class	$1,000	$1,021.85	$3.18	0.63%
R6 Class	$1,000	$1,022.60	$2.43	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.7%
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	57,400	$6,877,668
Airlines — 1.3%
Southwest Airlines Co.	192,100	10,375,321
Auto Components — 0.5%
BorgWarner, Inc.	100,400	3,682,672
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	269,300	7,023,344
Banks — 13.6%
Bank of America Corp.	233,000	6,796,610
BB&T Corp.	345,700	18,450,009
JPMorgan Chase & Co.	200,900	23,643,921
PNC Financial Services Group, Inc. (The)	179,700	25,186,752
U.S. Bancorp	346,900	19,197,446
Wells Fargo & Co.	327,100	16,498,924
		109,773,662
Beverages — 1.4%
PepsiCo, Inc.	82,000	11,242,200
Biotechnology — 1.0%
Gilead Sciences, Inc.	123,700	7,840,106
Building Products — 1.0%
Johnson Controls International plc	182,200	7,996,758
Capital Markets — 3.3%
Ameriprise Financial, Inc.	71,400	10,502,940
Bank of New York Mellon Corp. (The)	362,300	16,379,583
		26,882,523
Chemicals — 1.0%
DuPont de Nemours, Inc.	110,000	7,844,100
Communications Equipment — 0.8%
Cisco Systems, Inc.	137,400	6,788,934
Diversified Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B(1)	115,700	24,067,914
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	446,800	26,968,848
Electric Utilities — 5.8%
Eversource Energy	183,300	15,666,651
Pinnacle West Capital Corp.	156,600	15,201,162
Xcel Energy, Inc.	248,400	16,118,676
		46,986,489
Electrical Equipment — 2.6%
Eaton Corp. plc	97,900	8,140,385
Emerson Electric Co.	196,900	13,164,734
		21,305,119

6

	Shares	Value
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	79,800	$7,435,764
Energy Equipment and Services — 1.9%
Baker Hughes a GE Co.	248,200	5,758,240
Schlumberger Ltd.	285,300	9,748,701
		15,506,941
Equity Real Estate Investment Trusts (REITs) — 3.3%
Welltower, Inc.	141,800	12,854,170
Weyerhaeuser Co.	492,500	13,642,250
		26,496,420
Food and Staples Retailing — 2.2%
Koninklijke Ahold Delhaize NV	160,300	4,009,977
Sysco Corp.	76,100	6,042,340
Walmart, Inc.	66,500	7,892,220
		17,944,537
Food Products — 2.4%
Conagra Brands, Inc.	179,100	5,494,788
Mondelez International, Inc., Class A	251,000	13,885,320
		19,380,108
Health Care Equipment and Supplies — 8.7%
Hologic, Inc.(1)	204,600	10,330,254
Medtronic plc	300,600	32,651,172
Zimmer Biomet Holdings, Inc.	200,300	27,495,181
		70,476,607
Health Care Providers and Services — 1.5%
Quest Diagnostics, Inc.	112,300	12,019,469
Health Care Technology — 1.3%
Cerner Corp.	151,800	10,348,206
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	138,700	6,062,577
Household Durables — 0.8%
PulteGroup, Inc.	164,700	6,019,785
Household Products — 4.4%
Colgate-Palmolive Co.	123,900	9,107,889
Procter & Gamble Co. (The)	209,400	26,045,172
		35,153,061
Industrial Conglomerates — 1.3%
Siemens AG	99,800	10,694,922
Insurance — 3.2%
Aflac, Inc.	139,200	7,282,944
Chubb Ltd.	112,900	18,226,576
		25,509,520
Machinery — 1.8%
Atlas Copco AB, B Shares	237,600	6,447,218
Cummins, Inc.	49,600	8,068,432
		14,515,650

7

	Shares	Value
Oil, Gas and Consumable Fuels — 5.7%
Chevron Corp.	165,200	$19,592,720
Royal Dutch Shell plc, Class B ADR	87,400	5,235,260
TOTAL SA ADR	408,600	21,247,200
		46,075,180
Paper and Forest Products — 1.0%
Mondi plc	431,000	8,253,007
Pharmaceuticals — 7.4%
Johnson & Johnson	197,500	25,552,550
Pfizer, Inc.	720,800	25,898,344
Roche Holding AG	28,100	8,194,666
		59,645,560
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	185,300	9,246,470
Intel Corp.	249,100	12,836,123
Maxim Integrated Products, Inc.	111,700	6,468,547
		28,551,140
Software — 0.9%
Oracle Corp. (New York)	129,500	7,126,385
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	60,600	10,023,240
TOTAL COMMON STOCKS (Cost $623,469,323)		762,893,737
EXCHANGE-TRADED FUNDS — 2.5%
iShares Russell 1000 Value ETF (Cost $18,846,360)	157,500	20,200,950
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $19,017,800), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $18,639,602)		18,638,670
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,136,885), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $3,075,073)		3,075,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,610	12,610
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,726,280)		21,726,280
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $664,041,963)		804,820,967
OTHER ASSETS AND LIABILITIES — 0.1%		933,802
TOTAL NET ASSETS — 100.0%		$805,754,769

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,755,292	CHF	6,665,109	UBS AG	12/31/19	$22,361
USD	185,734	CHF	182,720	UBS AG	12/31/19	1,154
EUR	764,009	USD	840,898	Credit Suisse AG	12/31/19	(2,196)
USD	28,268,536	EUR	25,367,508	Credit Suisse AG	12/31/19	420,951
USD	698,157	EUR	630,851	Credit Suisse AG	12/31/19	5,630
USD	1,685,633	EUR	1,531,002	Credit Suisse AG	12/31/19	4,951
USD	1,535,567	EUR	1,399,838	Credit Suisse AG	12/31/19	(1,128)
USD	11,530,830	GBP	9,180,597	JPMorgan Chase Bank N.A.	12/31/19	199,542
JPY	24,865,251	USD	232,851	Bank of America N.A.	12/30/19	(1,370)
USD	6,231,441	JPY	668,197,375	Bank of America N.A.	12/30/19	10,934
SEK	2,189,612	USD	227,167	Goldman Sachs & Co.	12/30/19	(3,331)
SEK	1,332,936	USD	137,527	Goldman Sachs & Co.	12/30/19	(1,265)
USD	6,057,856	SEK	58,536,452	Goldman Sachs & Co.	12/30/19	73,884
						$730,117

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $664,041,963)	$804,820,967
Receivable for investments sold	6,957,419
Receivable for capital shares sold	22,103
Unrealized appreciation on forward foreign currency exchange contracts	739,407
Dividends and interest receivable	1,233,905
813,773,801

Liabilities
Payable for investments purchased	6,687,377
Payable for capital shares redeemed	816,155
Unrealized depreciation on forward foreign currency exchange contracts	9,290
Accrued management fees	494,839
Distribution and service fees payable	11,371
8,019,032

Net Assets	$805,754,769

Net Assets Consist of:
Capital (par value and paid-in surplus)	$675,807,043
Distributable earnings	129,947,726
$805,754,769

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$566,792,543	54,099,269	$10.48
I Class, $0.01 Par Value	$27,665,630	2,638,731	$10.48
A Class, $0.01 Par Value	$35,099,232	3,351,806	$10.47*
C Class, $0.01 Par Value	$3,318,316	316,951	$10.47
R Class, $0.01 Par Value	$3,745,265	357,285	$10.48
R5 Class, $0.01 Par Value	$5,949	567	$10.49
R6 Class, $0.01 Par Value	$169,127,834	16,135,874	$10.48
*Maximum offering price $11.11 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $140,967)	$11,284,303
Interest	192,393
11,476,696

Expenses:
Management fees	3,230,565
Distribution and service fees:
A Class	43,450
C Class	16,730
R Class	8,953
Directors' fees and expenses	14,856
Other expenses	33
3,314,587

Net investment income (loss)	8,162,109

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,156,863
Forward foreign currency exchange contract transactions	1,907,125
Foreign currency translation transactions	(11,954)
10,052,034

Change in net unrealized appreciation (depreciation) on:
Investments	39,944,681
Forward foreign currency exchange contracts	198,631
Translation of assets and liabilities in foreign currencies	(1,142)
40,142,170

Net realized and unrealized gain (loss)	50,194,204

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,356,313

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$8,162,109	$15,643,479
Net realized gain (loss)	10,052,034	20,673,684
Change in net unrealized appreciation (depreciation)	40,142,170	16,326,087
Net increase (decrease) in net assets resulting from operations	58,356,313	52,643,250

Distributions to Shareholders
From earnings:
Investor Class	(5,848,261)	(37,495,148)
I Class	(288,785)	(1,124,543)
A Class	(289,366)	(2,062,133)
C Class	(15,441)	(162,466)
R Class	(25,778)	(185,656)
R5 Class	(61)	(321)
R6 Class	(1,823,441)	(8,415,889)
Decrease in net assets from distributions	(8,291,133)	(49,446,156)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(129,766,082)	67,697,947

Net increase (decrease) in net assets	(79,700,902)	70,895,041

Net Assets
Beginning of period	885,455,671	814,560,630
End of period	$805,754,769	$885,455,671

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

13

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 47% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Large Company Value Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.70% to 0.90%	0.83%
I Class	0.50% to 0.70%	0.63%
A Class	0.70% to 0.90%	0.83%
C Class	0.70% to 0.90%	0.83%
R Class	0.70% to 0.90%	0.83%
R5 Class	0.50% to 0.70%	0.63%
R6 Class	0.35% to 0.55%	0.48%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,215,426 and $4,898,710, respectively. The effect of interfund transactions on the Statement of Operations was $10,712 in net realized gain (loss) on investment transactions.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $257,950,390 and $382,309,378, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	520,000,000		500,000,000
Sold	915,064	$9,212,630	8,388,545	$82,722,800
Issued in reinvestment of distributions	563,475	5,788,347	3,923,361	37,145,768
Redeemed	(15,723,233)	(157,625,338)	(7,088,755)	(71,026,977)
	(14,244,694)	(142,624,361)	5,223,151	48,841,591
I Class/Shares Authorized	40,000,000		45,000,000
Sold	1,011,018	10,227,561	526,258	5,325,158
Issued in reinvestment of distributions	25,275	260,244	100,636	956,630
Redeemed	(243,347)	(2,468,292)	(831,642)	(8,420,060)
	792,946	8,019,513	(204,748)	(2,138,272)
A Class/Shares Authorized	40,000,000		45,000,000
Sold	158,047	1,609,771	501,785	5,098,258
Issued in reinvestment of distributions	25,513	262,266	199,627	1,888,582
Redeemed	(345,638)	(3,490,321)	(1,268,941)	(12,547,830)
	(162,078)	(1,618,284)	(567,529)	(5,560,990)
C Class/Shares Authorized	20,000,000		15,000,000
Sold	6,781	69,100	109,929	1,023,092
Issued in reinvestment of distributions	1,202	12,319	13,181	124,273
Redeemed	(32,659)	(333,651)	(395,879)	(4,024,495)
	(24,676)	(252,232)	(272,769)	(2,877,130)
R Class/Shares Authorized	20,000,000		10,000,000
Sold	48,450	488,866	85,077	844,848
Issued in reinvestment of distributions	2,210	22,734	17,752	168,221
Redeemed	(37,148)	(377,024)	(194,424)	(1,933,049)
	13,512	134,576	(91,595)	(919,980)
R5 Class/Shares Authorized	20,000,000		30,000,000
Issued in reinvestment of distributions	6	61	33	321
R6 Class/Shares Authorized	120,000,000		95,000,000
Sold	1,695,012	17,025,243	4,564,464	45,052,955
Issued in reinvestment of distributions	176,840	1,820,922	886,317	8,415,354
Redeemed	(1,212,021)	(12,271,520)	(2,346,697)	(23,115,902)
	659,831	6,574,645	3,104,084	30,352,407
Net increase (decrease)	(12,965,153)	$(129,766,082)	7,190,627	$67,697,947

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$725,293,947	$37,599,790	—
Exchange-Traded Funds	20,200,950	—	—
Temporary Cash Investments	12,610	21,713,670	—
	$745,507,507	$59,313,460	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$739,407	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9,290	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $71,841,226.

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The value of foreign currency risk derivative instruments as of September 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $739,407 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $9,290 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,907,125 in net realized gain (loss) on forward foreign currency exchange contract transactions and $198,631 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$680,592,105
Gross tax appreciation of investments	$133,181,505
Gross tax depreciation of investments	(8,952,643)
Net tax appreciation (depreciation) of investments	$124,228,862

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had post-October capital loss deferrals of $(6,318,738), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.85	0.09	0.64	0.73	(0.10)	—	(0.10)	$10.48	7.42%	0.83%(4)	1.87%(4)	31%	$566,793
2019	$9.85	0.18	0.40	0.58	(0.18)	(0.40)	(0.58)	$9.85	6.20%	0.83%	1.83%	62%	$673,365
2018	$10.05	0.21	0.17	0.38	(0.20)	(0.38)	(0.58)	$9.85	3.65%	0.83%	2.09%	53%	$621,874
2017	$8.58	0.18	1.48	1.66	(0.19)	—	(0.19)	$10.05	19.44%	0.83%	1.96%	68%	$658,031
2016	$9.07	0.12	(0.49)	(0.37)	(0.12)	—	(0.12)	$8.58	(4.06)%	0.84%	1.41%	56%	$642,746
2015	$8.28	0.12	0.78	0.90	(0.11)	—	(0.11)	$9.07	10.92%	0.84%	1.36%	56%	$588,608
I Class
2019(3)	$9.86	0.11	0.62	0.73	(0.11)	—	(0.11)	$10.48	7.41%	0.63%(4)	2.07%(4)	31%	$27,666
2019	$9.86	0.20	0.40	0.60	(0.20)	(0.40)	(0.60)	$9.86	6.41%	0.63%	2.03%	62%	$18,196
2018	$10.06	0.22	0.18	0.40	(0.22)	(0.38)	(0.60)	$9.86	3.85%	0.63%	2.29%	53%	$20,213
2017	$8.58	0.19	1.49	1.68	(0.20)	—	(0.20)	$10.06	19.80%	0.63%	2.16%	68%	$41,746
2016	$9.08	0.14	(0.50)	(0.36)	(0.14)	—	(0.14)	$8.58	(3.97)%	0.64%	1.61%	56%	$48,495
2015	$8.29	0.13	0.79	0.92	(0.13)	—	(0.13)	$9.08	11.14%	0.64%	1.56%	56%	$47,616

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.85	0.08	0.63	0.71	(0.09)	—	(0.09)	$10.47	7.18%	1.08%(4)	1.62%(4)	31%	$35,099
2019	$9.85	0.16	0.40	0.56	(0.16)	(0.40)	(0.56)	$9.85	5.94%	1.08%	1.58%	62%	$34,603
2018	$10.05	0.18	0.17	0.35	(0.17)	(0.38)	(0.55)	$9.85	3.39%	1.08%	1.84%	53%	$40,192
2017	$8.57	0.16	1.48	1.64	(0.16)	—	(0.16)	$10.05	19.28%	1.08%	1.71%	68%	$56,222
2016	$9.07	0.10	(0.50)	(0.40)	(0.10)	—	(0.10)	$8.57	(4.41)%	1.09%	1.16%	56%	$61,663
2015	$8.28	0.10	0.78	0.88	(0.09)	—	(0.09)	$9.07	10.65%	1.09%	1.11%	56%	$70,462
C Class
2019(3)	$9.85	0.04	0.63	0.67	(0.05)	—	(0.05)	$10.47	6.78%	1.83%(4)	0.87%(4)	31%	$3,318
2019	$9.85	0.08	0.40	0.48	(0.08)	(0.40)	(0.48)	$9.85	5.15%	1.83%	0.83%	62%	$3,363
2018	$10.05	0.11	0.17	0.28	(0.10)	(0.38)	(0.48)	$9.85	2.63%	1.83%	1.09%	53%	$6,050
2017	$8.57	0.09	1.48	1.57	(0.09)	—	(0.09)	$10.05	18.36%	1.83%	0.96%	68%	$8,948
2016	$9.06	0.03	(0.49)	(0.46)	(0.03)	—	(0.03)	$8.57	(5.03)%	1.84%	0.41%	56%	$9,116
2015	$8.28	0.03	0.78	0.81	(0.03)	—	(0.03)	$9.06	9.77%	1.84%	0.36%	56%	$11,505
R Class
2019(3)	$9.86	0.07	0.62	0.69	(0.07)	—	(0.07)	$10.48	7.04%	1.33%(4)	1.37%(4)	31%	$3,745
2019	$9.86	0.13	0.40	0.53	(0.13)	(0.40)	(0.53)	$9.86	5.67%	1.33%	1.33%	62%	$3,389
2018	$10.06	0.16	0.17	0.33	(0.15)	(0.38)	(0.53)	$9.86	3.13%	1.33%	1.59%	53%	$4,291
2017	$8.58	0.14	1.48	1.62	(0.14)	—	(0.14)	$10.06	18.95%	1.33%	1.46%	68%	$5,806
2016	$9.07	0.08	(0.49)	(0.41)	(0.08)	—	(0.08)	$8.58	(4.55)%	1.34%	0.91%	56%	$4,820
2015	$8.28	0.07	0.79	0.86	(0.07)	—	(0.07)	$9.07	10.37%	1.34%	0.86%	56%	$5,842

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$9.86	0.11	0.63	0.74	(0.11)	—	(0.11)	$10.49	7.51%	0.63%(4)	2.07%(4)	31%	$6
2019	$9.86	0.20	0.40	0.60	(0.20)	(0.40)	(0.60)	$9.86	6.40%	0.63%	2.03%	62%	$6
2018(5)	$10.04	0.23	0.19	0.42	(0.22)	(0.38)	(0.60)	$9.86	4.05%	0.63%(4)	2.28%(4)	53%(6)	$5
R6 Class
2019(3)	$9.86	0.11	0.63	0.74	(0.12)	—	(0.12)	$10.48	7.49%	0.48%(4)	2.22%(4)	31%	$169,128
2019	$9.86	0.22	0.40	0.62	(0.22)	(0.40)	(0.62)	$9.86	6.57%	0.48%	2.18%	62%	$152,534
2018	$10.06	0.25	0.16	0.41	(0.23)	(0.38)	(0.61)	$9.86	4.01%	0.48%	2.44%	53%	$121,935
2017	$8.58	0.22	1.48	1.70	(0.22)	—	(0.22)	$10.06	19.98%	0.48%	2.31%	68%	$132,608
2016	$9.08	0.16	(0.51)	(0.35)	(0.15)	—	(0.15)	$8.58	(3.83)%	0.49%	1.76%	56%	$103,643
2015	$8.29	0.17	0.76	0.93	(0.14)	—	(0.14)	$9.08	11.30%	0.49%	1.71%	56%	$38,170

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

22

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was at or above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including

23

cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different

24

regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90803 1911

Semiannual Report

September 30, 2019

Mid Cap Value Fund
Investor Class (ACMVX)
I Class (AVUAX)
Y Class (AMVYX)
A Class (ACLAX)
C Class (ACCLX)
R Class (AMVRX)
R5 Class (AMVGX)
R6 Class (AMDVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Top Ten Holdings	% of net assets
Zimmer Biomet Holdings, Inc.	3.1%
Northern Trust Corp.	3.0%
iShares Russell Mid-Cap Value ETF	2.6%
BB&T Corp.	2.3%
Hubbell, Inc.	2.2%
Xcel Energy, Inc.	2.0%
Emerson Electric Co.	2.0%
Weyerhaeuser Co.	1.9%
Applied Materials, Inc.	1.7%
Quest Diagnostics, Inc.	1.6%

Top Five Industries	% of net assets
Banks	9.3%
Electrical Equipment	7.3%
Insurance	5.9%
Health Care Providers and Services	5.7%
Capital Markets	5.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	85.4%
Foreign Common Stocks*	9.0%
Exchange-Traded Funds	2.6%
Total Equity Exposure	97.0%
Temporary Cash Investments	3.0%
Temporary Cash Investments - Securities Lending Collateral	—**
Other Assets and Liabilities	—**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,066.40	$5.01	0.97%
I Class	$1,000	$1,067.40	$3.98	0.77%
Y Class	$1,000	$1,068.80	$3.21	0.62%
A Class	$1,000	$1,065.20	$6.30	1.22%
C Class	$1,000	$1,061.30	$10.15	1.97%
R Class	$1,000	$1,063.40	$7.58	1.47%
R5 Class	$1,000	$1,067.40	$3.98	0.77%
R6 Class	$1,000	$1,068.80	$3.21	0.62%
Hypothetical
Investor Class	$1,000	$1,020.15	$4.90	0.97%
I Class	$1,000	$1,021.15	$3.89	0.77%
Y Class	$1,000	$1,021.90	$3.13	0.62%
A Class	$1,000	$1,018.90	$6.16	1.22%
C Class	$1,000	$1,015.15	$9.93	1.97%
R Class	$1,000	$1,017.65	$7.41	1.47%
R5 Class	$1,000	$1,021.15	$3.89	0.77%
R6 Class	$1,000	$1,021.90	$3.13	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.4%
Aerospace and Defense — 1.4%
BAE Systems plc	8,405,090	$58,895,188
Textron, Inc.	1,075,064	52,635,133
		111,530,321
Airlines — 1.5%
Southwest Airlines Co.	2,248,076	121,418,585
Auto Components — 1.3%
Aptiv plc	416,830	36,439,278
BorgWarner, Inc.	1,813,163	66,506,819
		102,946,097
Automobiles — 1.6%
Honda Motor Co. Ltd. ADR	2,998,032	78,188,674
Thor Industries, Inc.	920,556	52,140,292
		130,328,966
Banks — 9.3%
BB&T Corp.	3,443,634	183,786,747
Comerica, Inc.	1,687,014	111,326,054
Commerce Bancshares, Inc.(1)	1,488,276	90,263,940
First Hawaiian, Inc.	3,711,203	99,089,120
M&T Bank Corp.	607,957	96,038,967
Prosperity Bancshares, Inc.	622,789	43,987,587
UMB Financial Corp.	1,008,347	65,119,049
Westamerica Bancorporation	868,151	53,981,629
		743,593,093
Building Products — 1.4%
Johnson Controls International plc	2,544,502	111,678,193
Capital Markets — 5.5%
Ameriprise Financial, Inc.	844,632	124,245,367
Northern Trust Corp.	2,621,354	244,624,755
State Street Corp.	1,244,416	73,656,983
		442,527,105
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	542,703	46,970,945
Containers and Packaging — 2.2%
Graphic Packaging Holding Co.	2,977,372	43,916,237
Packaging Corp. of America	771,128	81,816,681
Sonoco Products Co.	851,355	49,557,374
		175,290,292
Distributors — 1.1%
Genuine Parts Co.	857,667	85,415,056
Electric Utilities — 5.3%
Edison International	1,220,453	92,046,565

6

	Shares	Value
Eversource Energy	738,556	$63,124,381
Pinnacle West Capital Corp.	1,122,007	108,913,220
Xcel Energy, Inc.	2,530,741	164,219,784
		428,303,950
Electrical Equipment — 7.3%
Eaton Corp. plc	972,156	80,834,771
Emerson Electric Co.	2,361,680	157,901,925
Hubbell, Inc.	1,361,169	178,857,607
nVent Electric plc	4,531,016	99,863,593
Schneider Electric SE	761,464	66,780,747
		584,238,643
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	853,928	79,569,011
Energy Equipment and Services — 1.7%
Baker Hughes a GE Co.	3,247,080	75,332,256
Schlumberger Ltd.	1,786,664	61,050,309
		136,382,565
Equity Real Estate Investment Trusts (REITs) — 5.4%
Empire State Realty Trust, Inc., Class A	4,155,284	59,295,903
MGM Growth Properties LLC, Class A	2,565,939	77,106,467
Piedmont Office Realty Trust, Inc., Class A	3,345,920	69,862,809
Welltower, Inc.	811,078	73,524,221
Weyerhaeuser Co.	5,576,186	154,460,352
		434,249,752
Food and Staples Retailing — 2.0%
Koninklijke Ahold Delhaize NV	3,259,467	81,537,052
Sysco Corp.	1,033,133	82,030,760
		163,567,812
Food Products — 3.7%
Conagra Brands, Inc.	2,254,311	69,162,261
J.M. Smucker Co. (The)	472,586	51,993,912
Kellogg Co.	680,922	43,817,331
Mondelez International, Inc., Class A	645,751	35,722,945
Orkla ASA	10,370,621	94,421,824
		295,118,273
Gas Utilities — 2.0%
Atmos Energy Corp.	670,385	76,350,148
Spire, Inc.	928,926	81,039,504
		157,389,652
Health Care Equipment and Supplies — 4.7%
Hologic, Inc.(2)	1,152,827	58,206,235
Siemens Healthineers AG	1,844,388	72,560,665
Zimmer Biomet Holdings, Inc.	1,809,862	248,439,757
		379,206,657
Health Care Providers and Services — 5.7%
Cardinal Health, Inc.	2,227,667	105,123,606
Henry Schein, Inc.(2)	1,081,412	68,669,662

7

	Shares	Value
McKesson Corp.	597,018	$81,588,480
Quest Diagnostics, Inc.	1,174,909	125,750,510
Universal Health Services, Inc., Class B	527,384	78,448,370
		459,580,628
Health Care Technology — 1.0%
Cerner Corp.	1,195,350	81,487,009
Hotels, Restaurants and Leisure — 1.8%
Carnival Corp.	1,679,825	73,425,151
Sodexo SA	649,082	72,914,075
		146,339,226
Household Durables — 1.0%
PulteGroup, Inc.	2,228,649	81,457,121
Household Products — 0.9%
Kimberly-Clark Corp.	499,413	70,941,617
Insurance — 5.9%
Aflac, Inc.	1,268,982	66,393,138
Arthur J. Gallagher & Co.	239,932	21,490,709
Brown & Brown, Inc.	1,065,330	38,415,800
Chubb Ltd.	681,955	110,094,815
Globe Life, Inc.	312,526	29,927,490
ProAssurance Corp.	1,935,945	77,960,505
Reinsurance Group of America, Inc.	617,746	98,765,231
Travelers Cos., Inc. (The)	199,600	29,678,524
		472,726,212
Machinery — 3.3%
Atlas Copco AB, B Shares	1,258,533	34,149,985
Cummins, Inc.	606,319	98,629,912
IMI plc	6,091,888	71,982,418
PACCAR, Inc.	806,224	56,443,742
		261,206,057
Multi-Utilities — 2.8%
Ameren Corp.	1,053,408	84,325,311
NorthWestern Corp.	1,235,639	92,734,707
WEC Energy Group, Inc.	530,792	50,478,319
		227,538,337
Multiline Retail — 0.8%
Target Corp.	564,311	60,330,489
Oil, Gas and Consumable Fuels — 2.1%
ConocoPhillips	1,078,957	61,478,970
Imperial Oil Ltd.	1,558,967	40,596,567
Noble Energy, Inc.	2,995,629	67,281,827
		169,357,364
Paper and Forest Products — 0.7%
Mondi plc	2,918,463	55,884,210
Road and Rail — 1.1%
Heartland Express, Inc.	4,090,445	87,985,472

8

	Shares/Principal Amount	Value
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	2,674,221	$133,443,628
Maxim Integrated Products, Inc.	1,746,037	101,113,002
Microchip Technology, Inc.	681,748	63,341,207
		297,897,837
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	692,612	114,558,025
Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	3,055,366	57,807,525
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	5,644,927	77,787,094
Trading Companies and Distributors — 1.5%
MSC Industrial Direct Co., Inc., Class A	1,712,806	124,229,819
TOTAL COMMON STOCKS (Cost $6,366,352,878)		7,576,839,010
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell Mid-Cap Value ETF(1) (Cost $195,674,749)	2,346,979	210,524,016
TEMPORARY CASH INVESTMENTS — 3.0%
Federal Home Loan Bank Discount Notes, 1.57%, 10/1/19(3)	$198,456,000	198,456,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $33,128,134), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $32,469,330)		32,467,707
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $5,465,784), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $5,357,126)		5,357,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,475	21,475
TOTAL TEMPORARY CASH INVESTMENTS (Cost $236,302,182)		236,302,182
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $884,496)	884,496	884,496
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,799,214,305)		8,024,549,704
OTHER ASSETS AND LIABILITIES†		1,113,048
TOTAL NET ASSETS — 100.0%		$8,025,662,752

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,325,122	USD	999,791	Morgan Stanley	12/31/19	$1,995
USD	36,523,198	CAD	48,459,710	Morgan Stanley	12/31/19	(112,102)
USD	250,593,209	EUR	224,876,350	Credit Suisse AG	12/31/19	3,731,618
GBP	3,684,424	USD	4,618,735	JPMorgan Chase Bank N.A.	12/31/19	(71,180)
USD	164,140,027	GBP	130,684,735	JPMorgan Chase Bank N.A.	12/31/19	2,840,456
JPY	246,883,353	USD	2,311,049	Bank of America N.A.	12/30/19	(12,717)
USD	50,440,327	JPY	5,408,716,291	Bank of America N.A.	12/30/19	88,504
USD	2,054,993	NOK	18,585,763	Goldman Sachs & Co.	12/30/19	9,055
USD	81,216,801	NOK	725,209,177	Goldman Sachs & Co.	12/30/19	1,385,076
SEK	11,362,884	USD	1,178,873	Goldman Sachs & Co.	12/30/19	(17,286)
SEK	7,465,451	USD	770,254	Goldman Sachs & Co.	12/30/19	(7,087)
SEK	17,895,537	USD	1,829,129	Goldman Sachs & Co.	12/30/19	267
USD	33,835,378	SEK	326,947,875	Goldman Sachs & Co.	12/30/19	412,670
						$8,249,269

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $865,371. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

(4)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $884,496.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,798,329,809)	$8,023,665,208
Investment made with cash collateral received for securities on loan, at value (cost of $884,496)	884,496
Total investment securities, at value (cost of $6,799,214,305)	8,024,549,704
Receivable for investments sold	30,389,026
Receivable for capital shares sold	11,050,832
Unrealized appreciation on forward foreign currency exchange contracts	8,469,641
Dividends and interest receivable	15,667,156
Securities lending receivable	1,221
8,090,127,580

Liabilities
Payable for collateral received for securities on loan	884,496
Payable for investments purchased	46,987,716
Payable for capital shares redeemed	10,942,154
Unrealized depreciation on forward foreign currency exchange contracts	220,372
Accrued management fees	5,251,771
Distribution and service fees payable	178,319
64,464,828

Net Assets	$8,025,662,752

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,983,255,207
Distributable earnings	1,042,407,545
$8,025,662,752

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,654,008,651	165,112,413	$16.07
I Class, $0.01 Par Value	$2,375,420,751	147,658,109	$16.09
Y Class, $0.01 Par Value	$52,857,263	3,283,929	$16.10
A Class, $0.01 Par Value	$330,708,284	20,617,016	$16.04*
C Class, $0.01 Par Value	$87,277,534	5,506,268	$15.85
R Class, $0.01 Par Value	$93,695,205	5,859,445	$15.99
R5 Class, $0.01 Par Value	$69,032,682	4,289,979	$16.09
R6 Class, $0.01 Par Value	$2,362,662,382	146,885,055	$16.09
* Maximum offering price $17.02 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $164,496 from affiliates and net of foreign taxes withheld of $1,839,744)	$98,172,251
Interest	2,181,720
Securities lending, net	3,341
100,357,312

Expenses:
Management fees	32,525,045
Distribution and service fees:
A Class	434,167
C Class	453,393
R Class	240,722
Directors' fees and expenses	135,481
Other expenses	1,902
33,790,710
Fees waived(1)	(783,038)
33,007,672

Net investment income (loss)	67,349,640

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(166,717) from affiliates)	(68,048,264)
Forward foreign currency exchange contract transactions	19,551,072
Foreign currency translation transactions	(114,000)
(48,611,192)

Change in net unrealized appreciation (depreciation) on:
Investments (including $9,748,758 from affiliates)	484,026,880
Forward foreign currency exchange contracts	4,348,254
Translation of assets and liabilities in foreign currencies	1,143
488,376,277

Net realized and unrealized gain (loss)	439,765,085

Net Increase (Decrease) in Net Assets Resulting from Operations	$507,114,725

(1)	Amount consists of $280,749, $227,699, $3,354, $35,660, $9,284, $9,750, $6,515 and $210,027 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$67,349,640	$115,870,096
Net realized gain (loss)	(48,611,192)	480,724,796
Change in net unrealized appreciation (depreciation)	488,376,277	(532,343,731)
Net increase (decrease) in net assets resulting from operations	507,114,725	64,251,161

Distributions to Shareholders
From earnings:
Investor Class	(21,245,293)	(421,857,048)
I Class	(21,135,026)	(199,006,704)
Y Class	(450,291)	(1,294,431)
A Class	(2,310,212)	(45,643,306)
C Class	(272,291)	(11,830,967)
R Class	(532,222)	(11,094,927)
R5 Class	(608,394)	(5,849,134)
R6 Class	(21,486,616)	(196,398,747)
Decrease in net assets from distributions	(68,040,345)	(892,975,264)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(26,005,561)	50,729,211

Net increase (decrease) in net assets	413,068,819	(777,994,892)

Net Assets
Beginning of period	7,612,593,933	8,390,588,825
End of period	$8,025,662,752	$7,612,593,933

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$820,318	—	—	—	$820,318
Exchange-Traded Funds	64,178	—	—	—	64,178
Total Borrowings	$884,496	—	—	—	$884,496
Gross amount of recognized liabilities for securities lending transactions					$884,496

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1

16

shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From April 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.03% of the fund's management fee. Effective August 1, 2019, the investment advisor terminated the waiver and decreased the annual management fee by 0.03%.

The annual management fee and the effective annual management fee before and after waiver for each class for the period ended September 31, 2019 are as follows:

		Effective Annual Management Fee
	Annual Management Fee*	Before Waiver	After Waiver
Investor Class	0.97%	0.99%	0.97%
I Class	0.77%	0.79%	0.77%
Y Class	0.62%	0.64%	0.62%
A Class	0.97%	0.99%	0.97%
C Class	0.97%	0.99%	0.97%
R Class	0.97%	0.99%	0.97%
R5 Class	0.77%	0.79%	0.77%
R6 Class	0.62%	0.64%	0.62%
*Prior to August 1, 2019, the annual management fee was 1.00% for the Investor Class, A Class, C Class
and R Class, 0.80% for the I Class and R5 Class and 0.65% for the Y Class and R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $12,787,838 and $8,271,341, respectively. The effect of interfund transactions on the Statement of Operations was $(105,396) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $1,735,656,648 and $1,767,107,257, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,600,000,000		1,600,000,000
Sold	9,893,340	$155,226,420	29,281,089	$479,115,289
Issued in reinvestment of distributions	1,322,823	20,869,194	28,900,782	417,721,419
Redeemed	(77,376,982)	(1,213,624,530)	(73,978,700)	(1,211,860,870)
	(66,160,819)	(1,037,528,916)	(15,796,829)	(315,024,162)
I Class/Shares Authorized	1,200,000,000		800,000,000
Sold	65,791,514	1,034,499,111	26,204,693	432,486,638
Issued in reinvestment of distributions	1,269,686	20,053,398	12,535,312	181,672,401
Redeemed	(20,386,191)	(318,410,966)	(42,594,448)	(674,728,415)
	46,675,009	736,141,543	(3,854,443)	(60,569,376)
Y Class/Shares Authorized	40,000,000		70,000,000
Sold	2,260,284	35,173,825	1,238,573	20,627,236
Issued in reinvestment of distributions	28,053	444,166	81,860	1,181,629
Redeemed	(60,288)	(950,814)	(297,967)	(4,892,427)
	2,228,049	34,667,177	1,022,466	16,916,438
A Class/Shares Authorized	190,000,000		225,000,000
Sold	1,921,048	29,850,723	4,440,855	71,286,193
Issued in reinvestment of distributions	132,091	2,077,713	2,919,299	42,024,485
Redeemed	(5,080,429)	(78,915,986)	(15,370,108)	(251,287,162)
	(3,027,290)	(46,987,550)	(8,009,954)	(137,976,484)
C Class/Shares Authorized	60,000,000		60,000,000
Sold	40,067	614,359	275,778	4,299,710
Issued in reinvestment of distributions	16,429	254,564	791,241	11,153,466
Redeemed	(884,460)	(13,589,593)	(2,735,564)	(42,650,699)
	(827,964)	(12,720,670)	(1,668,545)	(27,197,523)
R Class/Shares Authorized	60,000,000		60,000,000
Sold	530,664	8,217,569	1,151,992	18,427,617
Issued in reinvestment of distributions	33,725	528,734	771,057	11,028,708
Redeemed	(1,102,553)	(17,156,662)	(2,578,965)	(42,234,447)
	(538,164)	(8,410,359)	(655,916)	(12,778,122)
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	728,909	11,355,891	3,908,660	66,466,749
Issued in reinvestment of distributions	38,514	608,394	404,046	5,849,134
Redeemed	(325,370)	(5,069,295)	(483,091)	(7,788,943)
	442,053	6,894,990	3,829,615	64,526,940
R6 Class/Shares Authorized	950,000,000		700,000,000
Sold	33,043,717	515,181,133	45,719,202	718,717,319
Issued in reinvestment of distributions	1,358,775	21,476,527	13,543,023	196,398,747
Redeemed	(15,008,711)	(234,719,436)	(24,053,371)	(392,284,566)
	19,393,781	301,938,224	35,208,854	522,831,500
Net increase (decrease)	(1,815,345)	$(26,005,561)	10,075,248	$50,729,211

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$52,635,133	$58,895,188	—
Electrical Equipment	517,457,896	66,780,747	—
Food and Staples Retailing	82,030,760	81,537,052	—
Food Products	200,696,449	94,421,824	—
Health Care Equipment and Supplies	306,645,992	72,560,665	—
Hotels, Restaurants and Leisure	73,425,151	72,914,075	—
Machinery	155,073,654	106,132,403	—
Oil, Gas and Consumable Fuels	128,760,797	40,596,567	—
Paper and Forest Products	—	55,884,210	—
Other Industries	5,410,390,447	—	—
Exchange-Traded Funds	210,524,016	—	—
Temporary Cash Investments	21,475	236,280,707	—
Temporary Cash Investments - Securities Lending Collateral	884,496	—	—
	$7,138,546,266	$886,003,438	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$8,469,641	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$220,372	—

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7. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2019 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$76,492	$4,732	$2,988	$9,749	(1)	(1)	$(167)	$164

(1)	Company was not an affiliate at September 30, 2019.

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $630,943,637.

The value of foreign currency risk derivative instruments as of September 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $8,469,641 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $220,372 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $19,551,072 in net realized gain (loss) on forward foreign currency exchange contract transactions and $4,348,254 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

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10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,917,700,352
Gross tax appreciation of investments	$1,366,333,913
Gross tax depreciation of investments	(259,484,561)
Net tax appreciation (depreciation) of investments	$1,106,849,352

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had post-October capital loss deferrals of $(23,742,369), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$15.19	0.12	0.89	1.01	(0.13)	—	(0.13)	$16.07	6.64%	0.97%(4)	0.99%(4)	1.60%(4)	1.58%(4)	23%	$2,654,009
2019	$17.09	0.23	(0.21)	0.02	(0.21)	(1.71)	(1.92)	$15.19	0.81%	0.96%	1.00%	1.38%	1.34%	53%	$3,514,131
2018	$17.76	0.28	0.71	0.99	(0.27)	(1.39)	(1.66)	$17.09	5.51%	0.96%	1.00%	1.57%	1.53%	47%	$4,223,276
2017	$15.32	0.22	2.93	3.15	(0.23)	(0.48)	(0.71)	$17.76	20.71%	0.98%	1.00%	1.32%	1.30%	49%	$4,706,704
2016	$16.70	0.19	0.06	0.25	(0.19)	(1.44)	(1.63)	$15.32	1.94%	1.00%	1.01%	1.19%	1.18%	66%	$3,554,131
2015	$16.35	0.20	1.98	2.18	(0.18)	(1.65)	(1.83)	$16.70	13.62%	1.00%	1.00%	1.16%	1.16%	66%	$3,771,117
I Class
2019(3)	$15.21	0.14	0.88	1.02	(0.14)	—	(0.14)	$16.09	6.74%	0.77%(4)	0.79%(4)	1.80%(4)	1.78%(4)	23%	$2,375,421
2019	$17.10	0.26	(0.20)	0.06	(0.24)	(1.71)	(1.95)	$15.21	1.07%	0.76%	0.80%	1.58%	1.54%	53%	$1,535,449
2018	$17.77	0.32	0.71	1.03	(0.31)	(1.39)	(1.70)	$17.10	5.72%	0.76%	0.80%	1.77%	1.73%	47%	$1,793,037
2017	$15.33	0.26	2.93	3.19	(0.27)	(0.48)	(0.75)	$17.77	20.95%	0.78%	0.80%	1.52%	1.50%	49%	$1,628,060
2016	$16.71	0.22	0.06	0.28	(0.22)	(1.44)	(1.66)	$15.33	2.14%	0.80%	0.81%	1.39%	1.38%	66%	$1,153,899
2015	$16.36	0.23	1.99	2.22	(0.22)	(1.65)	(1.87)	$16.71	13.83%	0.80%	0.80%	1.36%	1.36%	66%	$1,017,915

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2019(3)	$15.21	0.16	0.88	1.04	(0.15)	—	(0.15)	$16.10	6.88%	0.62%(4)	0.64%(4)	1.95%(4)	1.93%(4)	23%	$52,857
2019	$17.11	0.31	(0.24)	0.07	(0.26)	(1.71)	(1.97)	$15.21	1.16%	0.61%	0.65%	1.73%	1.69%	53%	$16,061
2018(5)	$17.76	0.32	0.75	1.07	(0.33)	(1.39)	(1.72)	$17.11	5.97%	0.61%(4)	0.65%(4)	1.89%(4)	1.85%(4)	47%(6)	$572
A Class
2019(3)	$15.16	0.10	0.89	0.99	(0.11)	—	(0.11)	$16.04	6.52%	1.22%(4)	1.24%(4)	1.35%(4)	1.33%(4)	23%	$330,708
2019	$17.06	0.18	(0.20)	(0.02)	(0.17)	(1.71)	(1.88)	$15.16	0.57%	1.21%	1.25%	1.13%	1.09%	53%	$358,500
2018	$17.73	0.22	0.73	0.95	(0.23)	(1.39)	(1.62)	$17.06	5.26%	1.21%	1.25%	1.32%	1.28%	47%	$540,108
2017	$15.30	0.18	2.92	3.10	(0.19)	(0.48)	(0.67)	$17.73	20.37%	1.23%	1.25%	1.07%	1.05%	49%	$989,014
2016	$16.68	0.15	0.06	0.21	(0.15)	(1.44)	(1.59)	$15.30	1.69%	1.25%	1.26%	0.94%	0.93%	66%	$1,360,886
2015	$16.33	0.15	2.00	2.15	(0.15)	(1.65)	(1.80)	$16.68	13.40%	1.25%	1.25%	0.91%	0.91%	66%	$1,464,424
C Class
2019(3)	$14.98	0.04	0.88	0.92	(0.05)	—	(0.05)	$15.85	6.13%	1.97%(4)	1.99%(4)	0.60%(4)	0.58%(4)	23%	$87,278
2019	$16.89	0.06	(0.21)	(0.15)	(0.05)	(1.71)	(1.76)	$14.98	(0.23)%	1.96%	2.00%	0.38%	0.34%	53%	$94,910
2018	$17.58	0.10	0.71	0.81	(0.11)	(1.39)	(1.50)	$16.89	4.48%	1.96%	2.00%	0.57%	0.53%	47%	$135,133
2017	$15.17	0.06	2.90	2.96	(0.07)	(0.48)	(0.55)	$17.58	19.56%	1.98%	2.00%	0.32%	0.30%	49%	$160,893
2016	$16.57	0.03	0.06	0.09	(0.05)	(1.44)	(1.49)	$15.17	0.90%	2.00%	2.01%	0.19%	0.18%	66%	$102,906
2015	$16.26	0.03	1.97	2.00	(0.04)	(1.65)	(1.69)	$16.57	12.53%	2.00%	2.00%	0.16%	0.16%	66%	$79,490

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$15.12	0.08	0.88	0.96	(0.09)	—	(0.09)	$15.99	6.34%	1.47%(4)	1.49%(4)	1.10%(4)	1.08%(4)	23%	$93,695
2019	$17.02	0.14	(0.20)	(0.06)	(0.13)	(1.71)	(1.84)	$15.12	0.33%	1.46%	1.50%	0.88%	0.84%	53%	$96,701
2018	$17.69	0.19	0.71	0.90	(0.18)	(1.39)	(1.57)	$17.02	5.02%	1.46%	1.50%	1.07%	1.03%	47%	$120,024
2017	$15.26	0.14	2.92	3.06	(0.15)	(0.48)	(0.63)	$17.69	20.12%	1.48%	1.50%	0.82%	0.80%	49%	$151,705
2016	$16.64	0.11	0.06	0.17	(0.11)	(1.44)	(1.55)	$15.26	1.43%	1.50%	1.51%	0.69%	0.68%	66%	$127,581
2015	$16.31	0.11	1.98	2.09	(0.11)	(1.65)	(1.76)	$16.64	13.07%	1.50%	1.50%	0.66%	0.66%	66%	$130,669
R5 Class
2019(3)	$15.21	0.14	0.88	1.02	(0.14)	—	(0.14)	$16.09	6.74%	0.77%(4)	0.79%(4)	1.80%(4)	1.78%(4)	23%	$69,033
2019	$17.11	0.28	(0.23)	0.05	(0.24)	(1.71)	(1.95)	$15.21	1.01%	0.76%	0.80%	1.58%	1.54%	53%	$58,526
2018(5)	$17.76	0.29	0.76	1.05	(0.31)	(1.39)	(1.70)	$17.11	5.83%	0.76%(4)	0.80%(4)	1.70%(4)	1.66%(4)	47%(6)	$313
R6 Class
2019(3)	$15.20	0.15	0.89	1.04	(0.15)	—	(0.15)	$16.09	6.88%	0.62%(4)	0.64%(4)	1.95%(4)	1.93%(4)	23%	$2,362,662
2019	$17.10	0.29	(0.22)	0.07	(0.26)	(1.71)	(1.97)	$15.20	1.16%	0.61%	0.65%	1.73%	1.69%	53%	$1,938,315
2018	$17.77	0.34	0.72	1.06	(0.34)	(1.39)	(1.73)	$17.10	5.88%	0.61%	0.65%	1.92%	1.88%	47%	$1,578,125
2017	$15.33	0.29	2.92	3.21	(0.29)	(0.48)	(0.77)	$17.77	21.13%	0.63%	0.65%	1.67%	1.65%	49%	$1,302,074
2016	$16.71	0.25	0.05	0.30	(0.24)	(1.44)	(1.68)	$15.33	2.29%	0.65%	0.66%	1.54%	1.53%	66%	$544,182
2015	$16.35	0.26	1.99	2.25	(0.24)	(1.65)	(1.89)	$16.71	14.07%	0.65%	0.65%	1.51%	1.51%	66%	$219,661

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

26

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

27

activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a permanent change to the Fund's fee schedule that should have the effect of lowering the Fund's annual unified management fee by approximately 0.03% (e.g., the Investor Class unified fee will be reduced from 1.00% to 0.97%), beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different

28

regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90805 1911

Semiannual Report

September 30, 2019

NT Large Company Value Fund
G Class (ACLLX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2019
Top Ten Holdings	% of net assets
Medtronic plc	4.1%
Zimmer Biomet Holdings, Inc.	3.4%
Verizon Communications, Inc.	3.4%
Procter & Gamble Co. (The)	3.2%
Pfizer, Inc.	3.2%
Johnson & Johnson	3.2%
PNC Financial Services Group, Inc. (The)	3.2%
Berkshire Hathaway, Inc., Class B	3.0%
JPMorgan Chase & Co.	2.9%
TOTAL SA ADR	2.6%

Top Five Industries	% of net assets
Banks	13.7%
Health Care Equipment and Supplies	8.8%
Pharmaceuticals	7.4%
Electric Utilities	5.9%
Oil, Gas and Consumable Fuels	5.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	86.7%
Foreign Common Stocks*	8.8%
Exchange-Traded Funds	2.5%
Total Equity Exposure	98.0%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(0.1)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,076.90	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,024.95	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

3

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.5%
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	112,400	$13,467,768
Airlines — 1.3%
Southwest Airlines Co.	383,000	20,685,830
Auto Components — 0.5%
BorgWarner, Inc.	199,900	7,332,332
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	534,100	13,929,328
Banks — 13.7%
Bank of America Corp.	464,100	13,537,796
BB&T Corp.	677,200	36,142,164
JPMorgan Chase & Co.	393,100	46,263,939
PNC Financial Services Group, Inc. (The)	357,200	50,065,152
U.S. Bancorp	678,800	37,564,792
Wells Fargo & Co.	640,600	32,311,864
		215,885,707
Beverages — 1.4%
PepsiCo, Inc.	162,100	22,223,910
Biotechnology — 1.0%
Gilead Sciences, Inc.	242,700	15,382,326
Building Products — 1.0%
Johnson Controls International plc	356,700	15,655,563
Capital Markets — 3.4%
Ameriprise Financial, Inc.	139,800	20,564,580
Bank of New York Mellon Corp. (The)	709,800	32,090,058
		52,654,638
Chemicals — 1.0%
DuPont de Nemours, Inc.	218,200	15,559,842
Communications Equipment — 0.9%
Cisco Systems, Inc.	269,200	13,301,172
Diversified Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B(1)	226,500	47,116,530
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	889,700	53,702,292
Electric Utilities — 5.9%
Eversource Energy	365,400	31,230,738
Pinnacle West Capital Corp.	310,900	30,179,063
Xcel Energy, Inc.	486,700	31,581,963
		92,991,764
Electrical Equipment — 2.7%
Eaton Corp. plc	191,500	15,923,225

4

	Shares	Value
Emerson Electric Co.	389,700	$26,055,342
		41,978,567
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	159,100	14,824,938
Energy Equipment and Services — 1.9%
Baker Hughes a GE Co.	492,700	11,430,640
Schlumberger Ltd.	558,200	19,073,694
		30,504,334
Equity Real Estate Investment Trusts (REITs) — 3.3%
Welltower, Inc.	277,800	25,182,570
Weyerhaeuser Co.	978,700	27,109,990
		52,292,560
Food and Staples Retailing — 2.2%
Koninklijke Ahold Delhaize NV	313,900	7,852,352
Sysco Corp.	150,900	11,981,460
Walmart, Inc.	130,200	15,452,136
		35,285,948
Food Products — 2.4%
Conagra Brands, Inc.	350,900	10,765,612
Mondelez International, Inc., Class A	499,900	27,654,468
		38,420,080
Health Care Equipment and Supplies — 8.8%
Hologic, Inc.(1)	407,500	20,574,675
Medtronic plc	588,900	63,966,318
Zimmer Biomet Holdings, Inc.	392,400	53,864,748
		138,405,741
Health Care Providers and Services — 1.5%
Quest Diagnostics, Inc.	220,000	23,546,600
Health Care Technology — 1.3%
Cerner Corp.	301,400	20,546,438
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	275,300	12,033,363
Household Durables — 0.8%
PulteGroup, Inc.	322,700	11,794,685
Household Products — 4.4%
Colgate-Palmolive Co.	246,500	18,120,215
Procter & Gamble Co. (The)	410,300	51,033,114
		69,153,329
Industrial Conglomerates — 1.3%
Siemens AG	195,800	20,982,622
Insurance — 3.2%
Aflac, Inc.	272,300	14,246,736
Chubb Ltd.	221,000	35,678,240
		49,924,976
Machinery — 1.8%
Atlas Copco AB, B Shares	464,800	12,612,234

5

	Shares	Value
Cummins, Inc.	97,100	$15,795,257
		28,407,491
Oil, Gas and Consumable Fuels — 5.7%
Chevron Corp.	323,400	38,355,240
Royal Dutch Shell plc, Class B ADR	171,200	10,254,880
TOTAL SA ADR	800,600	41,631,200
		90,241,320
Paper and Forest Products — 1.0%
Mondi plc	843,100	16,144,107
Pharmaceuticals — 7.4%
Johnson & Johnson	387,000	50,070,060
Pfizer, Inc.	1,412,200	50,740,346
Roche Holding AG	55,600	16,214,357
		117,024,763
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	363,000	18,113,700
Intel Corp.	488,100	25,151,793
Maxim Integrated Products, Inc.	219,600	12,717,036
		55,982,529
Software — 0.9%
Oracle Corp. (New York)	258,200	14,208,746
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	118,900	19,666,060
TOTAL COMMON STOCKS (Cost $1,186,070,379)		1,501,258,199
EXCHANGE-TRADED FUNDS — 2.5%
iShares Russell 1000 Value ETF (Cost $36,756,613)	308,600	39,581,036
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $28,932,697), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $28,357,326)		28,355,908
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $4,776,620), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $4,679,110)		4,679,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,329	18,329
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,053,237)		33,053,237
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,255,880,229)		1,573,892,472
OTHER ASSETS AND LIABILITIES — (0.1)%		(872,953)
TOTAL NET ASSETS — 100.0%		$1,573,019,519

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	367,502	CHF	361,539	UBS AG	12/31/19	$2,284
USD	13,366,344	CHF	13,187,903	UBS AG	12/31/19	44,245
EUR	1,416,146	USD	1,561,134	Credit Suisse AG	12/31/19	(6,537)
USD	1,547,547	EUR	1,395,507	Credit Suisse AG	12/31/19	15,607
USD	2,196,782	EUR	1,995,261	Credit Suisse AG	12/31/19	6,453
USD	3,000,376	EUR	2,735,173	Credit Suisse AG	12/31/19	(2,204)
USD	56,264,275	EUR	50,490,215	Credit Suisse AG	12/31/19	837,839
USD	22,931,559	GBP	18,257,611	JPMorgan Chase Bank N.A.	12/31/19	396,832
JPY	49,315,005	USD	461,810	Bank of America N.A.	12/30/19	(2,718)
USD	12,358,754	JPY	1,325,229,180	Bank of America N.A.	12/30/19	21,685
SEK	4,955,839	USD	514,157	Goldman Sachs & Co.	12/30/19	(7,539)
SEK	2,607,528	USD	269,034	Goldman Sachs & Co.	12/30/19	(2,475)
USD	11,920,144	SEK	115,183,159	Goldman Sachs & Co.	12/30/19	145,383
						$1,448,855

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.
See Notes to Financial Statements.

7

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,255,880,229)	$1,573,892,472
Receivable for investments sold	15,228,637
Unrealized appreciation on forward foreign currency exchange contracts	1,470,328
Dividends and interest receivable	2,460,064
1,593,051,501

Liabilities
Payable for investments purchased	11,767,867
Payable for capital shares redeemed	8,242,642
Unrealized depreciation on forward foreign currency exchange contracts	21,473
20,031,982

Net Assets	$1,573,019,519

G Class Capital Shares, $0.01 Par Value
Shares authorized	1,200,000,000
Shares outstanding	137,566,207

Net Asset Value Per Share	$11.43

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,250,658,885
Distributable earnings	322,360,634
$1,573,019,519

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $359,282)	$21,106,879
Interest	372,084
21,478,963

Expenses:
Management fees	3,834,601
Directors' fees and expenses	27,962
Other expenses	31,193
3,893,756
Fees waived	(3,834,601)
59,155

Net investment income (loss)	21,419,808

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	42,229,950
Forward foreign currency exchange contract transactions	3,546,058
Foreign currency translation transactions	(21,543)
45,754,465

Change in net unrealized appreciation (depreciation) on:
Investments	53,281,727
Forward foreign currency exchange contracts	472,901
Translation of assets and liabilities in foreign currencies	(2,126)
53,752,502

Net realized and unrealized gain (loss)	99,506,967

Net Increase (Decrease) in Net Assets Resulting from Operations	$120,926,775

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$21,419,808	$46,522,103
Net realized gain (loss)	45,754,465	81,029,657
Change in net unrealized appreciation (depreciation)	53,752,502	(2,035,416)
Net increase (decrease) in net assets resulting from operations	120,926,775	125,516,344

Distributions to Shareholders
From earnings	(21,717,910)	(163,394,016)

Capital Share Transactions
Proceeds from shares sold	27,269,154	96,025,056
Proceeds from reinvestment of distributions	21,717,910	163,394,016
Payments for shares redeemed	(199,824,290)	(483,220,999)
Net increase (decrease) in net assets from capital share transactions	(150,837,226)	(223,801,927)

Net increase (decrease) in net assets	(51,628,361)	(261,679,599)

Net Assets
Beginning of period	1,624,647,880	1,886,327,479
End of period	$1,573,019,519	$1,624,647,880

Transactions in Shares of the Fund
Sold	2,491,967	9,170,897
Issued in reinvestment of distributions	1,934,450	15,707,058
Redeemed	(17,847,721)	(42,728,213)
Net increase (decrease) in shares of the fund	(13,421,304)	(17,850,258)

See Notes to Financial Statements.

10

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

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Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation

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Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Large Company Value Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.35% to 0.55%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended September 30, 2019 was 0.48% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $9,538,486 and $7,788,213, respectively. The effect of interfund transactions on the Statement of Operations was $621,863 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $513,213,080 and $642,313,566, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,427,452,527	$73,805,672	—
Exchange-Traded Funds	39,581,036	—	—
Temporary Cash Investments	18,329	33,034,908	—
	$1,467,051,892	$106,840,580	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,470,328	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$21,473	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $134,713,716.

The value of foreign currency risk derivative instruments as of September 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $1,470,328 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $21,473 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $3,546,058 in net realized gain (loss) on forward foreign currency exchange contract transactions and $472,901 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

7. Risk Factors

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,293,413,452
Gross tax appreciation of investments	$298,148,314
Gross tax depreciation of investments	(17,669,294)
Net tax appreciation (depreciation) of investments	$280,479,020

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had post-October capital loss deferrals of $(2,265,244), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2019(3)	$10.76	0.15	0.67	0.82	(0.15)	—	(0.15)	$11.43	7.69%	0.01%(4)	0.49%(4)	2.67%(4)	2.19%(4)	33%	$1,573,020
2019	$11.17	0.30	0.41	0.71	(0.30)	(0.82)	(1.12)	$10.76	7.02%	0.00%(5)	0.48%	2.64%	2.16%	56%	$1,624,648
2018	$11.87	0.32	0.21	0.53	(0.30)	(0.93)	(1.23)	$11.17	4.23%	0.20%	0.53%	2.68%	2.35%	57%	$1,886,327
2017	$10.58	0.25	1.80	2.05	(0.24)	(0.52)	(0.76)	$11.87	19.67%	0.63%	0.63%	2.17%	2.17%	79%	$1,703,216
2016	$12.38	0.18	(0.78)	(0.60)	(0.18)	(1.02)	(1.20)	$10.58	(4.92)%	0.64%	0.64%	1.57%	1.57%	61%	$1,531,294
2015	$12.18	0.19	1.14	1.33	(0.18)	(0.95)	(1.13)	$12.38	11.01%	0.64%	0.64%	1.52%	1.52%	68%	$1,391,730

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

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controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including

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cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different

19

regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

22

Notes

23

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90824 1911

Semiannual Report

September 30, 2019

NT Mid Cap Value Fund
G Class (ACLMX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2019
Top Ten Holdings	% of net assets
Northern Trust Corp.	3.1%
Zimmer Biomet Holdings, Inc.	3.1%
iShares Russell Mid-Cap Value ETF	2.6%
BB&T Corp.	2.4%
Hubbell, Inc.	2.3%
Xcel Energy, Inc.	2.1%
Emerson Electric Co.	2.0%
Weyerhaeuser Co.	2.0%
Applied Materials, Inc.	1.7%
MSC Industrial Direct Co., Inc., Class A	1.6%

Top Five Industries	% of net assets
Banks	9.4%
Electrical Equipment	7.5%
Insurance	6.0%
Health Care Providers and Services	5.8%
Capital Markets	5.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	87.2%
Foreign Common Stocks*	9.1%
Exchange-Traded Funds	2.6%
Total Equity Exposure	98.9%
Temporary Cash Investments	1.3%
Temporary Cash Investments - Securities Lending Collateral	0.1%
Other Assets and Liabilities	(0.3)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,071.00	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,025.00	$0.00	0.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.3%
Aerospace and Defense — 1.4%
BAE Systems plc	952,607	$6,674,999
Textron, Inc.	119,723	5,861,638
		12,536,637
Airlines — 1.6%
Southwest Airlines Co.	261,003	14,096,772
Auto Components — 1.3%
Aptiv plc	48,273	4,220,025
BorgWarner, Inc.	210,135	7,707,752
		11,927,777
Automobiles — 1.7%
Honda Motor Co. Ltd. ADR	339,481	8,853,664
Thor Industries, Inc.	106,612	6,038,504
		14,892,168
Banks — 9.4%
BB&T Corp.	398,817	21,284,863
Comerica, Inc.	190,576	12,576,110
Commerce Bancshares, Inc.(1)	166,545	10,100,954
First Hawaiian, Inc.	429,630	11,471,121
M&T Bank Corp.	68,840	10,874,655
Prosperity Bancshares, Inc.	72,127	5,094,330
UMB Financial Corp.	114,079	7,367,222
Westamerica Bancorporation	100,142	6,226,830
		84,996,085
Building Products — 1.4%
Johnson Controls International plc	287,248	12,607,315
Capital Markets — 5.7%
Ameriprise Financial, Inc.	95,425	14,037,017
Northern Trust Corp.	303,346	28,308,249
State Street Corp.	144,326	8,542,656
		50,887,922
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	62,082	5,373,197
Containers and Packaging — 2.2%
Graphic Packaging Holding Co.	336,115	4,957,696
Packaging Corp. of America	89,427	9,488,205
Sonoco Products Co.	96,490	5,616,683
		20,062,584
Distributors — 1.1%
Genuine Parts Co.	96,691	9,629,457
Electric Utilities — 5.5%
Edison International	137,776	10,391,066

4

	Shares	Value
Eversource Energy	85,534	$7,310,591
Pinnacle West Capital Corp.	130,008	12,619,876
Xcel Energy, Inc.	293,513	19,046,059
		49,367,592
Electrical Equipment — 7.5%
Eaton Corp. plc	112,750	9,375,163
Emerson Electric Co.	273,504	18,286,477
Hubbell, Inc.	156,094	20,510,752
nVent Electric plc	513,301	11,313,154
Schneider Electric SE	86,247	7,563,902
		67,049,448
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	98,862	9,211,961
Energy Equipment and Services — 1.7%
Baker Hughes a GE Co.	366,383	8,500,085
Schlumberger Ltd.	202,576	6,922,022
		15,422,107
Equity Real Estate Investment Trusts (REITs) — 5.5%
Empire State Realty Trust, Inc., Class A	474,518	6,771,372
MGM Growth Properties LLC, Class A	297,169	8,929,929
Piedmont Office Realty Trust, Inc., Class A	383,006	7,997,165
Welltower, Inc.	91,562	8,300,095
Weyerhaeuser Co.	646,667	17,912,676
		49,911,237
Food and Staples Retailing — 2.1%
Koninklijke Ahold Delhaize NV	376,667	9,422,496
Sysco Corp.	117,169	9,303,219
		18,725,715
Food Products — 3.7%
Conagra Brands, Inc.	254,828	7,818,123
J.M. Smucker Co. (The)	53,350	5,869,567
Kellogg Co.	78,205	5,032,492
Mondelez International, Inc., Class A	74,634	4,128,753
Orkla ASA	1,175,375	10,701,485
		33,550,420
Gas Utilities — 2.0%
Atmos Energy Corp.	77,751	8,855,061
Spire, Inc.	107,736	9,398,889
		18,253,950
Health Care Equipment and Supplies — 4.8%
Hologic, Inc.(2)	133,512	6,741,021
Siemens Healthineers AG	211,173	8,307,825
Zimmer Biomet Holdings, Inc.	203,987	28,001,296
		43,050,142
Health Care Providers and Services — 5.8%
Cardinal Health, Inc.	251,480	11,867,341
Henry Schein, Inc.(2)	122,080	7,752,080

5

	Shares	Value
McKesson Corp.	67,510	$9,225,917
Quest Diagnostics, Inc.	133,770	14,317,403
Universal Health Services, Inc., Class B	61,030	9,078,212
		52,240,953
Health Care Technology — 1.0%
Cerner Corp.	134,334	9,157,549
Hotels, Restaurants and Leisure — 1.9%
Carnival Corp.	194,540	8,503,343
Sodexo SA	75,210	8,448,652
		16,951,995
Household Durables — 1.0%
PulteGroup, Inc.	251,591	9,195,651
Household Products — 0.9%
Kimberly-Clark Corp.	57,921	8,227,678
Insurance — 6.0%
Aflac, Inc.	146,599	7,670,060
Arthur J. Gallagher & Co.	28,767	2,576,660
Brown & Brown, Inc.	120,687	4,351,973
Chubb Ltd.	77,322	12,482,864
Globe Life, Inc.	36,195	3,466,033
ProAssurance Corp.	224,529	9,041,783
Reinsurance Group of America, Inc.	71,009	11,352,919
Travelers Cos., Inc. (The)	23,116	3,437,118
		54,379,410
Machinery — 3.3%
Atlas Copco AB, B Shares	142,408	3,864,206
Cummins, Inc.	70,095	11,402,354
IMI plc	698,000	8,247,644
PACCAR, Inc.	93,390	6,538,234
		30,052,438
Multi-Utilities — 2.9%
Ameren Corp.	121,695	9,741,685
NorthWestern Corp.	141,812	10,642,990
WEC Energy Group, Inc.	61,561	5,854,451
		26,239,126
Multiline Retail — 0.8%
Target Corp.	63,705	6,810,702
Oil, Gas and Consumable Fuels — 2.1%
ConocoPhillips	121,843	6,942,614
Imperial Oil Ltd.	180,120	4,690,448
Noble Energy, Inc.	339,738	7,630,516
		19,263,578
Paper and Forest Products — 0.7%
Mondi plc	330,245	6,323,699
Road and Rail — 1.1%
Heartland Express, Inc.	474,405	10,204,452

6

	Shares	Value
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	301,892	$15,064,411
Maxim Integrated Products, Inc.	200,844	11,630,876
Microchip Technology, Inc.	78,955	7,335,709
		34,030,996
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	78,449	12,975,465
Technology Hardware, Storage and Peripherals — 0.8%
HP, Inc.	352,906	6,676,981
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	653,755	9,008,744
Trading Companies and Distributors — 1.6%
MSC Industrial Direct Co., Inc., Class A	197,934	14,356,153
TOTAL COMMON STOCKS (Cost $715,011,871)		867,648,056
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell Mid-Cap Value ETF (Cost $22,016,533)	265,546	23,819,476
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $10,106,904), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $9,905,913)		9,905,418
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,669,441), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $1,634,039)		1,634,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,893	6,893
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,546,311)		11,546,311
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $918,344)	918,344	918,344
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $749,493,059)		903,932,187
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,882,689)
TOTAL NET ASSETS — 100.0%		$901,049,498

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	153,102	USD	115,514	Morgan Stanley	12/31/19	$231
USD	4,219,819	CAD	5,598,940	Morgan Stanley	12/31/19	(12,952)
USD	28,868,307	EUR	25,905,728	Credit Suisse AG	12/31/19	429,882
GBP	408,594	USD	509,579	JPMorgan Chase Bank N.A.	12/31/19	(5,266)
USD	18,802,095	GBP	14,969,821	JPMorgan Chase Bank N.A.	12/31/19	325,372
JPY	42,047,105	USD	393,599	Bank of America N.A.	12/30/19	(2,166)
USD	5,843,004	JPY	626,545,272	Bank of America N.A.	12/30/19	10,252
NOK	2,402,051	USD	265,767	Goldman Sachs & Co.	12/30/19	(1,347)
USD	238,316	NOK	2,155,381	Goldman Sachs & Co.	12/30/19	1,050
USD	9,418,669	NOK	84,102,124	Goldman Sachs & Co.	12/30/19	160,627
SEK	1,890,618	USD	196,147	Goldman Sachs & Co.	12/30/19	(2,876)
SEK	846,454	USD	87,333	Goldman Sachs & Co.	12/30/19	(804)
SEK	2,095,453	USD	214,179	Goldman Sachs & Co.	12/30/19	31
USD	3,898,677	SEK	37,672,522	Goldman Sachs & Co.	12/30/19	47,550
						$949,584

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $898,348. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $918,344.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $748,574,715)	$903,013,843
Investment made with cash collateral received for securities on loan, at value (cost of $918,344)	918,344
Total investment securities, at value (cost of $749,493,059)	903,932,187
Receivable for investments sold	4,177,052
Unrealized appreciation on forward foreign currency exchange contracts	974,995
Dividends and interest receivable	1,807,377
Securities lending receivable	56
910,891,667

Liabilities
Payable for collateral received for securities on loan	918,344
Payable for investments purchased	3,205,303
Payable for capital shares redeemed	5,693,111
Unrealized depreciation on forward foreign currency exchange contracts	25,411
9,842,169

Net Assets	$901,049,498

G Class Capital Shares, $0.01 Par Value
Shares authorized	620,000,000
Shares outstanding	73,564,568

Net Asset Value Per Share	$12.25

Net Assets Consist of:
Capital (par value and paid-in surplus)	$767,505,964
Distributable earnings	133,543,534
$901,049,498

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $221,923)	$11,620,652
Interest	172,521
Securities lending, net	56
11,793,229

Expenses:
Management fees	2,943,768
Directors' fees and expenses	16,029
Other expenses	3,408
2,963,205
Fees waived	(2,943,768)
19,437

Net investment income (loss)	11,773,792

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,394,851)
Forward foreign currency exchange contract transactions	2,299,522
Foreign currency translation transactions	(13,896)
890,775

Change in net unrealized appreciation (depreciation) on:
Investments	51,007,903
Forward foreign currency exchange contracts	476,418
Translation of assets and liabilities in foreign currencies	134
51,484,455

Net realized and unrealized gain (loss)	52,375,230

Net Increase (Decrease) in Net Assets Resulting from Operations	$64,149,022

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$11,773,792	$22,581,887
Net realized gain (loss)	890,775	57,553,525
Change in net unrealized appreciation (depreciation)	51,484,455	(58,573,667)
Net increase (decrease) in net assets resulting from operations	64,149,022	21,561,745

Distributions to Shareholders
From earnings	(12,059,253)	(129,362,542)

Capital Share Transactions
Proceeds from shares sold	13,620,732	108,253,911
Proceeds from reinvestment of distributions	12,059,253	129,362,542
Payments for shares redeemed	(106,846,350)	(221,319,499)
Net increase (decrease) in net assets from capital share transactions	(81,166,365)	16,296,954

Net increase (decrease) in net assets	(29,076,596)	(91,503,843)

Net Assets
Beginning of period	930,126,094	1,021,629,937
End of period	$901,049,498	$930,126,094

Transactions in Shares of the Fund
Sold	1,156,591	8,947,578
Issued in reinvestment of distributions	1,002,594	11,645,404
Redeemed	(8,855,160)	(17,472,830)
Net increase (decrease) in shares of the fund	(6,695,975)	3,120,152

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$918,344	—	—	—	$918,344
Gross amount of recognized liabilities for securities lending transactions					$918,344

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.62%. Prior to August 1, 2019, the annual management fee was 0.65%. The investment advisor agreed to waive the management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended September 30, 2019 was 0.64% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

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Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,302,536 and $1,270,673, respectively. The effect of interfund transactions on the Statement of Operations was $(30,258) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $188,539,100 and $248,032,642, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$5,861,638	$6,674,999	—
Electrical Equipment	59,485,546	7,563,902	—
Food and Staples Retailing	9,303,219	9,422,496	—
Food Products	22,848,935	10,701,485	—
Health Care Equipment and Supplies	34,742,317	8,307,825	—
Hotels, Restaurants and Leisure	8,503,343	8,448,652	—
Machinery	17,940,588	12,111,850	—
Oil, Gas and Consumable Fuels	14,573,130	4,690,448	—
Paper and Forest Products	—	6,323,699	—
Other Industries	620,143,984	—	—
Exchange-Traded Funds	23,819,476	—	—
Temporary Cash Investments	6,893	11,539,418	—
Temporary Cash Investments - Securities Lending Collateral	918,344	—	—
	$818,147,413	$85,784,774	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$974,995	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$25,411	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $75,005,249.

The value of foreign currency risk derivative instruments as of September 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $974,995 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $25,411 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $2,299,522 in net realized gain (loss) on forward foreign currency exchange contract transactions and $476,418 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

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7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$767,845,720
Gross tax appreciation of investments	$161,288,524
Gross tax depreciation of investments	(25,202,057)
Net tax appreciation (depreciation) of investments	$136,086,467

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had post-October capital loss deferrals of $(2,429,647), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2019(3)	$11.59	0.15	0.67	0.82	(0.16)	—	(0.16)	$12.25	7.10%	0.00%(4)(5)	0.64%(4)	2.57%(4)	1.93%(4)	21%	$901,049
2019	$13.24	0.30	(0.17)	0.13	(0.29)	(1.49)	(1.78)	$11.59	1.87%	0.00%(5)	0.65%	2.32%	1.67%	58%	$930,126
2018	$13.79	0.31	0.55	0.86	(0.30)	(1.11)	(1.41)	$13.24	6.30%	0.24%	0.70%	2.27%	1.81%	51%	$1,021,630
2017	$11.97	0.20	2.30	2.50	(0.22)	(0.46)	(0.68)	$13.79	20.98%	0.78%	0.80%	1.55%	1.53%	60%	$935,804
2016	$12.82	0.17	0.05	0.22	(0.17)	(0.90)	(1.07)	$11.97	2.13%	0.80%	0.81%	1.39%	1.38%	67%	$842,671
2015	$12.62	0.18	1.56	1.74	(0.17)	(1.37)	(1.54)	$12.82	14.05%	0.80%	0.80%	1.37%	1.37%	67%	$762,209

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

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controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

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activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a permanent change to the Fund's fee schedule that should have the effect of lowering the Fund's annual unified management fee by approximately 0.03% (e.g., the G Class unified fee will be reduced from 0.65% to 0.62%), beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different

21

regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90825 1911

Semiannual Report

September 30, 2019

Small Cap Value Fund
Investor Class (ASVIX)
I Class (ACVIX)
Y Class (ASVYX)
A Class (ACSCX)
C Class (ASVNX)
R Class (ASVRX)
R5 Class (ASVGX)
R6 Class (ASVDX)
G Class (ASVHX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Top Ten Holdings	% of net assets
Compass Diversified Holdings	2.7%
Valley National Bancorp	2.6%
Graphic Packaging Holding Co.	2.5%
BankUnited, Inc.	2.5%
Home BancShares, Inc.	2.5%
ProAssurance Corp.	2.4%
Axis Capital Holdings Ltd.	2.4%
Spectrum Brands Holdings, Inc.	2.2%
Teradata Corp.	2.1%
Timken Co. (The)	1.9%

Top Five Industries	% of net assets
Banks	22.1%
Equity Real Estate Investment Trusts (REITs)	9.7%
Insurance	9.4%
Machinery	4.7%
Containers and Packaging	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.8%
Temporary Cash Investments	3.3%
Temporary Cash Investments - Securities Lending Collateral	1.2%
Other Assets and Liabilities	(1.3)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,072.10	$6.48	1.25%
I Class	$1,000	$1,072.80	$5.44	1.05%
Y Class	$1,000	$1,073.90	$4.67	0.90%
A Class	$1,000	$1,071.20	$7.77	1.50%
C Class	$1,000	$1,067.00	$11.63	2.25%
R Class	$1,000	$1,070.00	$9.06	1.75%
R5 Class	$1,000	$1,072.70	$5.44	1.05%
R6 Class	$1,000	$1,074.00	$4.67	0.90%
G Class	$1,000	$1,062.40	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,018.75	$6.31	1.25%
I Class	$1,000	$1,019.75	$5.30	1.05%
Y Class	$1,000	$1,020.50	$4.55	0.90%
A Class	$1,000	$1,017.50	$7.57	1.50%
C Class	$1,000	$1,013.75	$11.33	2.25%
R Class	$1,000	$1,016.25	$8.82	1.75%
R5 Class	$1,000	$1,019.75	$5.30	1.05%
R6 Class	$1,000	$1,020.50	$4.55	0.90%
G Class	$1,000	$1,025.00	$0.00	0.00%(2)

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.8%
Banks — 22.1%
Ameris Bancorp	145,000	$5,834,800
Bank OZK	175,000	4,772,250
BankUnited, Inc.	1,070,000	35,973,400
CrossFirst Bankshares, Inc.(1)	816,456	11,679,403
First Hawaiian, Inc.	975,000	26,032,500
Hilltop Holdings, Inc.	460,000	10,989,400
Home BancShares, Inc.	1,895,000	35,616,525
Independent Bank Group, Inc.	300,000	15,783,000
LegacyTexas Financial Group, Inc.	215,000	9,358,950
Origin Bancorp, Inc.	515,000	17,376,100
Pacific Premier Bancorp, Inc.	380,000	11,852,200
Signature Bank	205,000	24,440,100
South State Corp.	115,000	8,659,500
Texas Capital Bancshares, Inc.(1)	485,000	26,505,250
Towne Bank	310,000	8,619,550
UMB Financial Corp.	370,000	23,894,600
Valley National Bancorp	3,345,000	36,360,150
		313,747,678
Building Products†
Gibraltar Industries, Inc.(1)	15,000	689,100
Capital Markets — 2.2%
Ares Management Corp., Class A	325,000	8,713,250
Donnelley Financial Solutions, Inc.(1)(2)	1,828,965	22,532,849
		31,246,099
Chemicals — 3.0%
Innophos Holdings, Inc.	600,000	19,476,000
Minerals Technologies, Inc.	440,000	23,359,600
		42,835,600
Commercial Services and Supplies — 4.4%
Brink's Co. (The)	280,000	23,226,000
CECO Environmental Corp.(1)	965,000	6,740,525
Charah Solutions, Inc.(1)(2)	1,930,000	4,091,600
Deluxe Corp.	325,000	15,977,000
UniFirst Corp.	60,000	11,707,200
		61,742,325
Communications Equipment — 0.7%
Casa Systems, Inc.(1)	1,290,000	10,132,950
Construction and Engineering — 1.0%
Dycom Industries, Inc.(1)	191,676	9,785,060
Valmont Industries, Inc.	35,000	4,845,400
		14,630,460
6

	Shares	Value
Construction Materials — 0.7%
Tecnoglass, Inc.	1,153,199	$9,375,508
Containers and Packaging — 4.4%
Graphic Packaging Holding Co.	2,445,000	36,063,750
Silgan Holdings, Inc.	855,000	25,679,925
		61,743,675
Diversified Financial Services — 2.7%
Compass Diversified Holdings	1,974,055	38,908,624
Electronic Equipment, Instruments and Components — 4.1%
Avnet, Inc.	145,000	6,450,325
Belden, Inc.	360,000	19,202,400
Coherent, Inc.(1)	100,000	15,372,000
II-VI, Inc.(1)	265,000	9,330,650
Tech Data Corp.(1)	80,000	8,339,200
		58,694,575
Energy Equipment and Services — 1.1%
C&J Energy Services, Inc.(1)	290,000	3,111,700
Cactus, Inc., Class A(1)	225,000	6,511,500
Liberty Oilfield Services, Inc., Class A(3)	190,000	2,057,700
NCS Multistage Holdings, Inc.(1)	1,691,802	3,383,604
		15,064,504
Equity Real Estate Investment Trusts (REITs) — 9.7%
Brandywine Realty Trust	1,335,000	20,225,250
CareTrust REIT, Inc.	170,000	3,995,850
Community Healthcare Trust, Inc.	85,000	3,786,750
Cousins Properties, Inc.	350,000	13,156,500
Highwoods Properties, Inc.	135,000	6,066,900
Kite Realty Group Trust	1,350,000	21,802,500
Lexington Realty Trust	645,000	6,611,250
National Health Investors, Inc.	110,000	9,062,900
Physicians Realty Trust	560,000	9,940,000
RLJ Lodging Trust	415,000	7,050,850
Sabra Health Care REIT, Inc.	389,387	8,940,325
Summit Hotel Properties, Inc.	715,000	8,294,000
Urstadt Biddle Properties, Inc., Class A	180,690	4,282,353
Weingarten Realty Investors	480,000	13,982,400
		137,197,828
Food and Staples Retailing — 0.5%
Weis Markets, Inc.	175,000	6,674,500
Food Products — 1.5%
Hain Celestial Group, Inc. (The)(1)	1,000,000	21,475,000
Health Care Providers and Services — 4.0%
Patterson Cos., Inc.(3)	685,000	12,206,700
Premier, Inc., Class A(1)	735,000	21,256,200
Providence Service Corp. (The)(1)	398,345	23,685,594
		57,148,494

7

	Shares	Value
Hotels, Restaurants and Leisure — 0.8%
Red Robin Gourmet Burgers, Inc.(1)	345,000	$11,474,700
Household Products — 2.2%
Spectrum Brands Holdings, Inc.	595,000	31,368,400
Insurance — 9.4%
AMERISAFE, Inc.	190,000	12,560,900
Axis Capital Holdings Ltd.	500,000	33,360,000
Hanover Insurance Group, Inc. (The)	75,000	10,165,500
James River Group Holdings Ltd.	250,000	12,810,000
ProAssurance Corp.	835,000	33,625,450
ProSight Global, Inc.(1)	257,635	4,987,814
RenaissanceRe Holdings Ltd.	75,000	14,508,750
White Mountains Insurance Group Ltd.	10,000	10,800,000
		132,818,414
IT Services — 1.4%
Cass Information Systems, Inc.	24,064	1,299,215
EVERTEC, Inc.	330,000	10,302,600
Presidio, Inc.	470,000	7,943,000
		19,544,815
Machinery — 4.7%
Colfax Corp.(1)	390,000	11,333,400
EnPro Industries, Inc.	165,000	11,327,250
Graham Corp.	191,635	3,805,871
Hurco Cos., Inc.	190,000	6,112,300
Mueller Water Products, Inc., Class A	570,000	6,406,800
Timken Co. (The)	625,000	27,193,750
		66,179,371
Media — 1.3%
Entravision Communications Corp., Class A(2)	4,865,705	15,472,942
Townsquare Media, Inc., Class A	444,392	3,124,076
		18,597,018
Oil, Gas and Consumable Fuels — 2.4%
Callon Petroleum Co.(1)(3)	1,275,000	5,533,500
Centennial Resource Development, Inc., Class A(1)	1,060,000	4,785,900
Earthstone Energy, Inc., Class A(1)	795,000	2,583,750
Magnolia Oil & Gas Corp., Class A(1)(3)	990,000	10,989,000
Parsley Energy, Inc., Class A	310,000	5,208,000
WPX Energy, Inc.(1)	480,000	5,083,200
		34,183,350
Paper and Forest Products — 0.3%
Neenah, Inc.	70,000	4,558,400
Professional Services — 1.6%
InnerWorkings, Inc.(1)	2,280,150	10,101,064
Korn Ferry	325,000	12,558,000
		22,659,064
Semiconductors and Semiconductor Equipment — 2.1%
Advanced Energy Industries, Inc.(1)	75,000	4,305,750

8

	Shares	Value
Cypress Semiconductor Corp.	415,000	$9,686,100
Kulicke & Soffa Industries, Inc.	680,000	15,966,400
		29,958,250
Software — 3.7%
LogMeIn, Inc.	280,000	19,868,800
Sapiens International Corp. NV	140,000	2,749,600
Teradata Corp.(1)	950,000	29,450,000
		52,068,400
Specialty Retail — 2.8%
Camping World Holdings, Inc., Class A(3)	1,520,000	13,528,000
MarineMax, Inc.(1)	465,000	7,198,200
Penske Automotive Group, Inc.	410,000	19,384,800
		40,111,000
Trading Companies and Distributors — 2.0%
DXP Enterprises, Inc.(1)	166,701	5,787,859
Foundation Building Materials, Inc.(1)	518,462	8,030,976
GMS, Inc.(1)	155,000	4,451,600
MSC Industrial Direct Co., Inc., Class A	130,000	9,428,900
		27,699,335
TOTAL COMMON STOCKS (Cost $1,317,931,969)		1,372,527,437
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $40,294,650), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $39,493,329)		39,491,355
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $6,648,057), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $6,516,154)		6,516,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	25,989	25,989
TOTAL TEMPORARY CASH INVESTMENTS (Cost $46,033,344)		46,033,344
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $17,533,971)	17,533,971	17,533,971
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $1,381,499,284)		1,436,094,752
OTHER ASSETS AND LIABILITIES — (1.3)%		(18,958,676)
TOTAL NET ASSETS — 100.0%		$1,417,136,076

9

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $31,491,240. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(4)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $32,672,282, which includes securities collateral of $15,138,311.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $1,306,948,439)	$1,376,463,390
Investment securities - affiliated, at value (cost of $57,016,874)	42,097,391
Investment made with cash collateral received for securities on loan, at value (cost of $17,533,971)	17,533,971
Total investment securities, at value (cost of $1,381,499,284)	1,436,094,752
Receivable for investments sold	3,777,389
Receivable for capital shares sold	1,332,721
Dividends and interest receivable	1,742,291
Securities lending receivable	30,539
1,442,977,692

Liabilities
Payable for collateral received for securities on loan	17,533,971
Payable for investments purchased	5,265,099
Payable for capital shares redeemed	1,753,084
Accrued management fees	1,269,411
Distribution and service fees payable	20,051
25,841,616

Net Assets	$1,417,136,076

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,380,351,021
Distributable earnings	36,785,055
$1,417,136,076

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$566,994,679	75,295,082	$7.53
I Class, $0.01 Par Value	$401,049,291	52,673,575	$7.61
Y Class, $0.01 Par Value	$18,602,926	2,440,348	$7.62
A Class, $0.01 Par Value	$78,671,552	10,577,933	$7.44*
C Class, $0.01 Par Value	$3,051,729	435,130	$7.01
R Class, $0.01 Par Value	$3,594,196	485,958	$7.40
R5 Class, $0.01 Par Value	$571,665	75,033	$7.62
R6 Class, $0.01 Par Value	$344,004,823	45,177,279	$7.61
G Class, $0.01 Par Value	$595,215	77,987	$7.63
*Maximum offering price $7.89 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $438,875 from affiliates)	$12,848,028
Interest	287,880
Securities lending, net	136,008
13,271,916

Expenses:
Management fees	7,692,348
Distribution and service fees:
A Class	102,192
C Class	13,831
R Class	8,790
Directors' fees and expenses	24,091
Other expenses	446
7,841,698
Fees waived - G Class	(715)
7,840,983

Net investment income (loss)	5,430,933

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(492,991) from affiliates)	32,028,876
Forward foreign currency exchange contract transactions	22,653
Foreign currency translation transactions	(1,675)
32,049,854

Change in net unrealized appreciation (depreciation) on:
Investments (including $(11,587,117) from affiliates)	60,626,630
Forward foreign currency exchange contracts	(31,388)
60,595,242

Net realized and unrealized gain (loss)	92,645,096

Net Increase (Decrease) in Net Assets Resulting from Operations	$98,076,029

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$5,430,933	$11,513,778
Net realized gain (loss)	32,049,854	82,961,073
Change in net unrealized appreciation (depreciation)	60,595,242	(148,151,347)
Net increase (decrease) in net assets resulting from operations	98,076,029	(53,676,496)

Distributions to Shareholders
From earnings:
Investor Class	(2,162,646)	(89,060,366)
I Class	(2,024,343)	(54,894,046)
Y Class	(106,709)	(313,187)
A Class	(166,161)	(13,505,350)
C Class	—	(401,065)
R Class	(2,179)	(477,398)
R5 Class	(2,831)	(760)
R6 Class	(2,124,435)	(45,390,786)
G Class	(2,834)	—
Decrease in net assets from distributions	(6,592,138)	(204,042,958)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(30,337,971)	112,624,110

Net increase (decrease) in net assets	61,145,920	(145,095,344)

Net Assets
Beginning of period	1,355,990,156	1,501,085,500
End of period	$1,417,136,076	$1,355,990,156

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$17,533,971	—	—	—	$17,533,971
Gross amount of recognized liabilities for securities lending transactions					$17,533,971

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). Effective April 1, 2019, the investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.25%	1.25%
I Class	0.80% to 1.05%	1.05%
Y Class	0.65% to 0.90%	0.90%
A Class	1.00% to 1.25%	1.25%
C Class	1.00% to 1.25%	1.25%
R Class	1.00% to 1.25%	1.25%
R5 Class	0.80% to 1.05%	1.05%
R6 Class	0.65% to 0.90%	0.90%
G Class	0.65% to 0.90%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.90%.
Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,583,791 and $2,216,217, respectively. The effect of interfund transactions on the Statement of Operations was $159,069 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $579,376,765 and $606,710,153, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	640,000,000		560,000,000
Sold	5,087,305	$37,849,713	12,960,930	$100,472,856
Issued in reinvestment of distributions	283,840	2,127,564	13,390,594	87,258,443
Redeemed	(14,431,883)	(106,517,421)	(21,626,746)	(169,911,632)
	(9,060,738)	(66,540,144)	4,724,778	17,819,667
I Class/Shares Authorized	380,000,000		380,000,000
Sold	12,791,531	95,168,882	16,376,077	131,475,018
Issued in reinvestment of distributions	223,904	1,694,265	6,588,560	43,572,942
Redeemed	(9,748,620)	(72,645,104)	(20,796,591)	(161,888,831)
	3,266,815	24,218,043	2,168,046	13,159,129
Y Class/Shares Authorized	30,000,000		70,000,000
Sold	2,046,734	15,127,200	410,456	3,366,503
Issued in reinvestment of distributions	5,847	44,323	47,604	313,187
Redeemed	(77,165)	(583,894)	(8,162)	(62,476)
	1,975,416	14,587,629	449,898	3,617,214
A Class/Shares Authorized	90,000,000		95,000,000
Sold	565,251	4,114,832	1,783,250	14,726,695
Issued in reinvestment of distributions	22,230	165,126	2,092,454	13,420,518
Redeemed	(1,901,101)	(13,821,462)	(5,649,426)	(45,125,429)
	(1,313,620)	(9,541,504)	(1,773,722)	(16,978,216)
C Class/Shares Authorized	20,000,000		10,000,000
Sold	77,788	538,492	93,544	759,030
Issued in reinvestment of distributions	–	–	66,512	401,065
Redeemed	(28,484)	(194,927)	(102,899)	(754,791)
	49,304	343,565	57,157	405,304
R Class/Shares Authorized	20,000,000		10,000,000
Sold	44,069	319,125	107,250	839,924
Issued in reinvestment of distributions	291	2,179	75,253	477,398
Redeemed	(55,170)	(397,840)	(71,943)	(545,740)
	(10,810)	(76,536)	110,560	771,582
R5 Class/Shares Authorized	20,000,000		30,000,000
Sold	6,626	49,377	70,749	525,409
Issued in reinvestment of distributions	374	2,831	115	760
Redeemed	(819)	(6,154)	(2,627)	(18,978)
	6,181	46,054	68,237	507,191
R6 Class/Shares Authorized	350,000,000		250,000,000
Sold	6,272,391	46,586,334	12,059,717	98,464,833
Issued in reinvestment of distributions	280,892	2,124,341	6,859,222	45,390,116
Redeemed	(5,745,404)	(42,663,317)	(6,453,444)	(50,532,710)
	807,879	6,047,358	12,465,495	93,322,239
G Class/Shares Authorized	70,000,000		N/A
Sold	86,132	637,601
Issued in reinvestment of distributions	367	2,834
Redeemed	(8,512)	(62,871)
	77,987	577,564
Net increase (decrease)	(4,201,586)	$(30,337,971)	18,270,449	$112,624,110

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6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2019 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Charah Solutions, Inc.(1)	$8,855	$3,304	—	$(8,068)	$4,091	1,930	—	—
Donnelley Financial Solutions, Inc.(1)	22,692	5,073	$1,797	(3,435)	22,533	1,829	$(488)	—
Entravision Communications Corp., Class A	12,144	3,428	15	(84)	15,473	4,866	(5)	$439
	$43,691	$11,805	$1,812	$(11,587)	$42,097	8,625	$(493)	$439
(1) Non-income producing.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,372,527,437	—	—
Temporary Cash Investments	25,989	$46,007,355	—
Temporary Cash Investments - Securities Lending Collateral	17,533,971	—	—
	$1,390,087,397	$46,007,355	—

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8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,745,071.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended September 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $22,653 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(31,388) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,448,292,026
Gross tax appreciation of investments	$97,356,915
Gross tax depreciation of investments	(109,554,189)
Net tax appreciation (depreciation) of investments	$(12,197,274)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had post-October capital loss deferrals of $(5,642,887), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$7.05	0.02	0.49	0.51	(0.03)	—	(0.03)	$7.53	7.21%	1.25%(4)	0.67%(4)	43%	$566,995
2019	$8.64	0.06	(0.44)	(0.38)	(0.05)	(1.16)	(1.21)	$7.05	(3.15)%	1.25%	0.68%	90%	$594,650
2018	$9.39	0.04	0.47	0.51	(0.03)	(1.23)	(1.26)	$8.64	5.41%	1.26%	0.42%	90%	$687,877
2017	$7.55	0.04	2.28	2.32	(0.06)	(0.42)	(0.48)	$9.39	31.15%	1.25%	0.47%	90%	$770,415
2016	$9.16	0.04	(0.59)	(0.55)	(0.03)	(1.03)	(1.06)	$7.55	(6.25)%	1.26%	0.43%	95%	$656,974
2015	$9.88	0.06	0.48	0.54	(0.05)	(1.21)	(1.26)	$9.16	6.18%	1.24%	0.66%	78%	$815,048
I Class
2019(3)	$7.13	0.03	0.49	0.52	(0.04)	—	(0.04)	$7.61	7.28%	1.05%(4)	0.87%(4)	43%	$401,049
2019	$8.72	0.07	(0.44)	(0.37)	(0.06)	(1.16)	(1.22)	$7.13	(2.95)%	1.05%	0.88%	90%	$352,298
2018	$9.47	0.06	0.46	0.52	(0.04)	(1.23)	(1.27)	$8.72	5.57%	1.06%	0.62%	90%	$411,986
2017	$7.61	0.06	2.29	2.35	(0.07)	(0.42)	(0.49)	$9.47	31.43%	1.05%	0.67%	90%	$463,119
2016	$9.22	0.05	(0.58)	(0.53)	(0.05)	(1.03)	(1.08)	$7.61	(6.02)%	1.06%	0.63%	95%	$517,247
2015	$9.94	0.08	0.48	0.56	(0.07)	(1.21)	(1.28)	$9.22	6.35%	1.04%	0.86%	78%	$599,932
Y Class
2019(3)	$7.14	0.05	0.48	0.53	(0.05)	—	(0.05)	$7.62	7.39%	0.90%(4)	1.02%(4)	43%	$18,603
2019	$8.73	0.10	(0.45)	(0.35)	(0.08)	(1.16)	(1.24)	$7.14	(2.80)%	0.90%	1.03%	90%	$3,320
2018(5)	$9.32	0.08	0.61	0.69	(0.05)	(1.23)	(1.28)	$8.73	7.43%	0.91%(4)	0.95%(4)	90%(6)	$131

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$6.96	0.01	0.49	0.50	(0.02)	—	(0.02)	$7.44	7.12%	1.50%(4)	0.42%(4)	43%	$78,672
2019	$8.54	0.03	(0.42)	(0.39)	(0.03)	(1.16)	(1.19)	$6.96	(3.32)%	1.50%	0.43%	90%	$82,755
2018	$9.31	0.01	0.46	0.47	(0.01)	(1.23)	(1.24)	$8.54	5.02%	1.51%	0.17%	90%	$116,763
2017	$7.49	0.02	2.26	2.28	(0.04)	(0.42)	(0.46)	$9.31	30.82%	1.50%	0.22%	90%	$141,505
2016	$9.09	0.01	(0.57)	(0.56)	(0.01)	(1.03)	(1.04)	$7.49	(6.41)%	1.51%	0.18%	95%	$142,568
2015	$9.81	0.04	0.48	0.52	(0.03)	(1.21)	(1.24)	$9.09	5.96%	1.49%	0.41%	78%	$384,891
C Class
2019(3)	$6.57	(0.01)	0.45	0.44	—	—	—	$7.01	6.70%	2.25%(4)	(0.33)%(4)	43%	$3,052
2019	$8.18	(0.02)	(0.43)	(0.45)	—	(1.16)	(1.16)	$6.57	(4.19)%	2.25%	(0.32)%	90%	$2,536
2018	$9.01	(0.05)	0.45	0.40	—	(1.23)	(1.23)	$8.18	4.41%	2.26%	(0.58)%	90%	$2,688
2017	$7.29	(0.05)	2.20	2.15	(0.01)	(0.42)	(0.43)	$9.01	29.78%	2.25%	(0.53)%	90%	$1,234
2016	$8.93	(0.04)	(0.57)	(0.61)	—	(1.03)	(1.03)	$7.29	(7.13)%	2.26%	(0.57)%	95%	$265
2015	$9.71	(0.03)	0.47	0.44	(0.01)	(1.21)	(1.22)	$8.93	5.14%	2.24%	(0.34)%	78%	$138
R Class
2019(3)	$6.92	0.01	0.47	0.48	—(7)	—	—(7)	$7.40	7.00%	1.75%(4)	0.17%(4)	43%	$3,594
2019	$8.50	0.02	(0.43)	(0.41)	(0.01)	(1.16)	(1.17)	$6.92	(3.58)%	1.75%	0.18%	90%	$3,437
2018	$9.28	(0.01)	0.46	0.45	—	(1.23)	(1.23)	$8.50	4.82%	1.76%	(0.08)%	90%	$3,284
2017	$7.48	—(7)	2.25	2.25	(0.03)	(0.42)	(0.45)	$9.28	30.41%	1.75%	(0.03)%	90%	$3,275
2016	$9.09	—(7)	(0.58)	(0.58)	—	(1.03)	(1.03)	$7.48	(6.65)%	1.76%	(0.07)%	95%	$2,346
2015	$9.83	0.02	0.47	0.49	(0.02)	(1.21)	(1.23)	$9.09	5.65%	1.74%	0.16%	78%	$2,138

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$7.14	0.03	0.49	0.52	(0.04)	—	(0.04)	$7.62	7.27%	1.05%(4)	0.87%(4)	43%	$572
2019	$8.73	0.11	(0.48)	(0.37)	(0.06)	(1.16)	(1.22)	$7.14	(2.92)%	1.05%	0.88%	90%	$491
2018(5)	$9.32	0.06	0.62	0.68	(0.04)	(1.23)	(1.27)	$8.73	7.32%	1.06%(4)	0.65%(4)	90%(6)	$5
R6 Class
2019(3)	$7.13	0.04	0.49	0.53	(0.05)	—	(0.05)	$7.61	7.40%	0.90%(4)	1.02%(4)	43%	$344,005
2019	$8.72	0.09	(0.44)	(0.35)	(0.08)	(1.16)	(1.24)	$7.13	(2.80)%	0.90%	1.03%	90%	$316,502
2018	$9.47	0.07	0.47	0.54	(0.06)	(1.23)	(1.29)	$8.72	5.73%	0.91%	0.77%	90%	$278,351
2017	$7.62	0.07	2.28	2.35	(0.08)	(0.42)	(0.50)	$9.47	31.45%	0.90%	0.82%	90%	$176,015
2016	$9.23	0.07	(0.59)	(0.52)	(0.06)	(1.03)	(1.09)	$7.62	(5.86)%	0.91%	0.78%	95%	$67,173
2015	$9.94	0.11	0.48	0.59	(0.09)	(1.21)	(1.30)	$9.23	6.62%	0.89%	1.01%	78%	$39,898
G Class
2019(3)	$7.25	0.08	0.37	0.45	(0.07)	—	(0.07)	$7.63	6.24%	0.00%(4)(8)(9)	1.92%(4)(9)	43%	$595

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(7)	Per share amount was less than $0.005.

(8)	Ratio was less than 0.005%.

(9)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.90% and 1.02%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

25

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

26

activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

27

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

28

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90806 1911

Semiannual Report

September 30, 2019

Value Fund
Investor Class (TWVLX)
I Class (AVLIX)
Y Class (AVUYX)
A Class (TWADX)
C Class (ACLCX)
R Class (AVURX)
R5 Class (AVUGX)
R6 Class (AVUDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	3.6%
U.S. Bancorp	3.0%
Pfizer, Inc.	2.9%
AT&T, Inc.	2.8%
Wells Fargo & Co.	2.8%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Berkshire Hathaway, Inc.*	2.6%
Verizon Communications, Inc.	2.5%
General Electric Co.	2.5%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Banks	16.5%
Oil, Gas and Consumable Fuels	9.2%
Pharmaceuticals	8.1%
Capital Markets	5.9%
Diversified Telecommunication Services	5.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.1%
Foreign Common Stocks*	7.7%
Exchange-Traded Funds	0.3%
Total Equity Exposure	97.1%
Temporary Cash Investments	2.9%
Temporary Cash Investments - Securities Lending Collateral	0.3%
Other Assets and Liabilities	(0.3)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,034.90	$5.04	0.99%
I Class	$1,000	$1,035.80	$4.02	0.79%
Y Class	$1,000	$1,036.60	$3.26	0.64%
A Class	$1,000	$1,034.90	$6.31	1.24%
C Class	$1,000	$1,030.30	$10.10	1.99%
R Class	$1,000	$1,032.30	$7.57	1.49%
R5 Class	$1,000	$1,035.80	$4.02	0.79%
R6 Class	$1,000	$1,036.60	$3.26	0.64%
Hypothetical
Investor Class	$1,000	$1,020.05	$5.00	0.99%
I Class	$1,000	$1,021.05	$3.99	0.79%
Y Class	$1,000	$1,021.80	$3.23	0.64%
A Class	$1,000	$1,018.80	$6.26	1.24%
C Class	$1,000	$1,015.05	$10.03	1.99%
R Class	$1,000	$1,017.55	$7.52	1.49%
R5 Class	$1,000	$1,021.05	$3.99	0.79%
R6 Class	$1,000	$1,021.80	$3.23	0.64%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.8%
Airlines — 0.5%
Southwest Airlines Co.	262,650	$14,185,728
Auto Components — 1.0%
BorgWarner, Inc.	424,810	15,582,031
Delphi Technologies plc(1)	861,577	11,545,132
		27,127,163
Automobiles — 1.3%
General Motors Co.	547,609	20,524,385
Honda Motor Co. Ltd.	537,300	13,988,143
		34,512,528
Banks — 16.5%
Bank of America Corp.	2,392,630	69,793,017
BB&T Corp.	583,990	31,167,546
BOK Financial Corp.	85,476	6,765,425
Comerica, Inc.	246,147	16,243,241
JPMorgan Chase & Co.	809,501	95,270,173
M&T Bank Corp.	85,700	13,538,029
PNC Financial Services Group, Inc. (The)	262,963	36,856,894
U.S. Bancorp	1,427,872	79,018,436
UMB Financial Corp.	191,576	12,371,978
Wells Fargo & Co.	1,442,508	72,760,104
		433,784,843
Biotechnology — 0.8%
Gilead Sciences, Inc.	333,520	21,138,498
Building Products — 0.4%
Johnson Controls International plc	243,349	10,680,588
Capital Markets — 5.9%
Ameriprise Financial, Inc.	101,280	14,898,288
Bank of New York Mellon Corp. (The)	594,890	26,894,977
BlackRock, Inc.	60,580	26,996,871
Franklin Resources, Inc.	343,887	9,924,579
Invesco Ltd.	1,188,611	20,135,071
Northern Trust Corp.	267,797	24,990,816
State Street Corp.	497,775	29,463,302
		153,303,904
Communications Equipment — 1.0%
Cisco Systems, Inc.	540,099	26,686,292
Containers and Packaging — 0.8%
Packaging Corp. of America	117,910	12,510,251
Sonoco Products Co.	122,659	7,139,980
		19,650,231

6

	Shares	Value
Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class A(1)	149	$46,462,968
Berkshire Hathaway, Inc., Class B(1)	109,810	22,842,676
		69,305,644
Diversified Telecommunication Services — 5.3%
AT&T, Inc.	1,923,240	72,775,401
Verizon Communications, Inc.	1,096,860	66,206,470
		138,981,871
Electric Utilities — 0.2%
Edison International	77,996	5,882,458
Electrical Equipment — 2.5%
Emerson Electric Co.	208,688	13,952,880
Hubbell, Inc.	183,700	24,138,180
nVent Electric plc	1,225,820	27,017,073
		65,108,133
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	286,549	26,700,636
Energy Equipment and Services — 4.3%
Baker Hughes a GE Co.	1,121,808	26,025,945
Halliburton Co.	1,342,380	25,303,863
National Oilwell Varco, Inc.	599,643	12,712,432
Schlumberger Ltd.	1,422,301	48,600,025
		112,642,265
Equity Real Estate Investment Trusts (REITs) — 0.7%
Weyerhaeuser Co.	641,470	17,768,719
Food and Staples Retailing — 2.1%
Koninklijke Ahold Delhaize NV	639,350	15,993,631
Walmart, Inc.	327,011	38,809,666
		54,803,297
Food Products — 3.5%
Conagra Brands, Inc.	397,073	12,182,200
Kellogg Co.	375,534	24,165,613
Mondelez International, Inc., Class A	634,936	35,124,659
Orkla ASA	2,245,970	20,448,976
		91,921,448
Health Care Equipment and Supplies — 3.8%
Medtronic plc	436,540	47,416,975
Siemens Healthineers AG	444,978	17,506,023
Zimmer Biomet Holdings, Inc.	248,092	34,055,589
		98,978,587
Health Care Providers and Services — 3.3%
Cardinal Health, Inc.	866,900	40,909,010
Cigna Corp.	93,350	14,169,597
McKesson Corp.	232,150	31,725,619
		86,804,226
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	343,357	15,008,134

7

	Shares	Value
Household Products — 2.3%
Procter & Gamble Co. (The)	478,674	$59,537,472
Industrial Conglomerates — 3.5%
General Electric Co.	7,403,054	66,183,303
Siemens AG	246,940	26,462,966
		92,646,269
Insurance — 3.2%
Chubb Ltd.	253,473	40,920,681
MetLife, Inc.	355,168	16,749,723
Reinsurance Group of America, Inc.	127,719	20,419,714
Unum Group	207,080	6,154,417
		84,244,535
Leisure Products — 0.4%
Mattel, Inc.(1)(2)	845,652	9,631,976
Machinery — 1.4%
Cummins, Inc.	62,110	10,103,434
IMI plc	2,190,440	25,882,479
		35,985,913
Metals and Mining — 0.5%
BHP Group Ltd.	509,120	12,604,551
Multiline Retail — 0.6%
Target Corp.	136,364	14,578,675
Oil, Gas and Consumable Fuels — 9.2%
Apache Corp.	274,925	7,038,080
Chevron Corp.	481,677	57,126,892
Cimarex Energy Co.	424,206	20,336,436
ConocoPhillips	412,083	23,480,489
Devon Energy Corp.	1,182,755	28,457,085
EQT Corp.	1,405,081	14,950,062
Noble Energy, Inc.	1,528,880	34,338,645
Royal Dutch Shell plc, B Shares	838,110	24,621,196
TOTAL SA	597,114	31,085,702
		241,434,587
Pharmaceuticals — 8.1%
Allergan plc	153,030	25,753,419
Johnson & Johnson	540,932	69,985,782
Merck & Co., Inc.	320,677	26,994,590
Pfizer, Inc.	2,092,863	75,196,568
Teva Pharmaceutical Industries Ltd. ADR(1)	2,154,672	14,824,143
		212,754,502
Road and Rail — 1.3%
Heartland Express, Inc.	1,529,596	32,901,610
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	122,994	6,137,401
Intel Corp.	1,010,907	52,092,038
QUALCOMM, Inc.	242,634	18,508,121
		76,737,560

8

	Shares/Principal Amount	Value
Software — 1.1%
Oracle Corp. (New York)	504,109	$27,741,118
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	163,276	27,005,850
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	722,445	13,668,659
Textiles, Apparel and Luxury Goods — 1.4%
Ralph Lauren Corp.	140,290	13,393,486
Tapestry, Inc.	894,907	23,312,328
		36,705,814
Trading Companies and Distributors — 1.3%
MSC Industrial Direct Co., Inc., Class A	476,179	34,537,263
TOTAL COMMON STOCKS (Cost $1,986,610,797)		2,537,691,547
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF (Cost $7,916,984)	62,060	7,959,816
TEMPORARY CASH INVESTMENTS — 2.9%
Federal Home Loan Bank Discount Notes, 1.53%, 10/1/19(3)	$50,000,000	50,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $22,971,842), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $22,515,012)		22,513,886
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,790,403), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $3,715,088)		3,715,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $76,228,886)		76,228,886
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $7,638,417)	7,638,417	7,638,417
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,078,395,084)		2,629,518,666
OTHER ASSETS AND LIABILITIES — (0.3)%		(7,067,359)
TOTAL NET ASSETS — 100.0%		$2,622,451,307

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	519,302	USD	352,841	Bank of America N.A.	12/31/19	$(1,346)
USD	9,914,575	AUD	14,467,918	Bank of America N.A.	12/31/19	121,819
USD	69,166,134	EUR	62,068,033	Credit Suisse AG	12/31/19	1,029,962
GBP	996,114	USD	1,235,580	JPMorgan Chase Bank N.A.	12/31/19	(6,111)
USD	1,300,043	GBP	1,053,498	JPMorgan Chase Bank N.A.	12/31/19	(253)
USD	38,730,440	GBP	30,836,337	JPMorgan Chase Bank N.A.	12/31/19	670,233
JPY	35,461,800	USD	330,148	Bank of America N.A.	12/30/19	(20)
USD	11,003,551	JPY	1,179,910,800	Bank of America N.A.	12/30/19	19,307
NOK	6,945,125	USD	772,276	Goldman Sachs & Co.	12/30/19	(7,750)
NOK	4,017,524	USD	443,023	Goldman Sachs & Co.	12/30/19	(770)
USD	16,953,254	NOK	151,380,693	Goldman Sachs & Co.	12/30/19	289,122
						$2,114,193

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,631,976. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $9,936,411, which includes securities collateral of $2,297,994.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,070,756,667)	$2,621,880,249
Investment made with cash collateral received for securities on loan, at value (cost of $7,638,417)	7,638,417
Total investment securities, at value (cost of $2,078,395,084)	2,629,518,666
Foreign currency holdings, at value (cost of $478)	477
Receivable for investments sold	6,533,545
Receivable for capital shares sold	636,667
Unrealized appreciation on forward foreign currency exchange contracts	2,130,443
Dividends and interest receivable	5,188,654
Securities lending receivable	3,228
2,644,011,680

Liabilities
Disbursements in excess of demand deposit cash	372,279
Payable for collateral received for securities on loan	7,638,417
Payable for investments purchased	7,342,241
Payable for capital shares redeemed	4,073,295
Unrealized depreciation on forward foreign currency exchange contracts	16,250
Accrued management fees	2,012,725
Distribution and service fees payable	105,166
21,560,373

Net Assets	$2,622,451,307

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,068,332,869
Distributable earnings	554,118,438
$2,622,451,307

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,776,950,362	213,715,910	$8.31
I Class, $0.01 Par Value	$307,114,038	36,857,559	$8.33
Y Class, $0.01 Par Value	$54,422,971	6,530,587	$8.33
A Class, $0.01 Par Value	$67,663,275	8,144,887	$8.31*
C Class, $0.01 Par Value	$17,036,643	2,086,998	$8.16
R Class, $0.01 Par Value	$188,972,859	22,732,824	$8.31
R5 Class, $0.01 Par Value	$1,729,172	207,541	$8.33
R6 Class, $0.01 Par Value	$208,561,987	25,030,042	$8.33
*Maximum offering price $8.82 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $422,617)	$37,620,315
Interest	595,078
Securities lending, net	6,887
38,222,280

Expenses:
Management fees	12,538,574
Distribution and service fees:
A Class	93,179
C Class	93,153
R Class	454,354
Directors' fees and expenses	47,140
Other expenses	18,853
13,245,253

Net investment income (loss)	24,977,027

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	126,341,693
Forward foreign currency exchange contract transactions	6,434,812
Futures contract transactions	847,412
Foreign currency translation transactions	(5,501)
133,618,416

Change in net unrealized appreciation (depreciation) on:
Investments	(59,983,659)
Forward foreign currency exchange contracts	668,612
Translation of assets and liabilities in foreign currencies	(4,832)
(59,319,879)

Net realized and unrealized gain (loss)	74,298,537

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,275,564

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$24,977,027	$54,256,884
Net realized gain (loss)	133,618,416	153,459,252
Change in net unrealized appreciation (depreciation)	(59,319,879)	(81,663,776)
Net increase (decrease) in net assets resulting from operations	99,275,564	126,052,360

Distributions to Shareholders
From earnings:
Investor Class	(15,686,912)	(184,255,327)
I Class	(3,100,825)	(34,298,731)
Y Class	(552,123)	(28,797,263)
A Class	(537,583)	(8,568,476)
C Class	(68,436)	(1,947,808)
R Class	(1,146,424)	(15,653,975)
R5 Class	(16,724)	(145,494)
R6 Class	(2,161,054)	(22,421,758)
Decrease in net assets from distributions	(23,270,081)	(296,088,832)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(433,522,848)	(46,554,546)

Net increase (decrease) in net assets	(357,517,365)	(216,591,018)

Net Assets
Beginning of period	2,979,968,672	3,196,559,690
End of period	$2,622,451,307	$2,979,968,672

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

14

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions

15

of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,638,417	—	—	—	$7,638,417
Gross amount of recognized liabilities for securities lending transactions					$7,638,417

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.
3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.85% to 1.00%	0.99%
I Class	0.65% to 0.80%	0.79%
Y Class	0.50% to 0.65%	0.64%
A Class	0.85% to 1.00%	0.99%
C Class	0.85% to 1.00%	0.99%
R Class	0.85% to 1.00%	0.99%
R5 Class	0.65% to 0.80%	0.79%
R6 Class	0.50% to 0.65%	0.64%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,757,408 and $34,532,078, respectively. The effect of interfund transactions on the Statement of Operations was $4,954,423 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $621,405,990 and $1,043,699,061, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,800,000,000		1,600,000,000
Sold	10,159,571	$82,833,250	17,347,531	$148,195,629
Issued in reinvestment of distributions	1,857,918	15,374,562	23,280,122	180,871,590
Redeemed	(26,156,863)	(215,085,717)	(48,918,778)	(421,662,491)
	(14,139,374)	(116,877,905)	(8,291,125)	(92,595,272)
I Class/Shares Authorized	370,000,000		380,000,000
Sold	5,802,038	47,898,374	11,616,653	101,550,349
Issued in reinvestment of distributions	365,544	3,031,681	4,252,832	33,312,977
Redeemed	(7,886,985)	(64,808,630)	(52,059,590)	(468,061,238)
	(1,719,403)	(13,878,575)	(36,190,105)	(333,197,912)
Y Class/Shares Authorized	180,000,000		250,000,000
Sold	2,696,604	22,213,565	42,484,368	382,459,514
Issued in reinvestment of distributions	32,895	273,301	3,310,435	25,710,716
Redeemed	(34,106,089)	(282,592,225)	(8,007,332)	(65,171,855)
	(31,376,590)	(260,105,359)	37,787,471	342,998,375
A Class/Shares Authorized	85,000,000		90,000,000
Sold	453,519	3,751,623	2,323,632	20,049,630
Issued in reinvestment of distributions	58,804	485,877	998,155	7,732,517
Redeemed	(2,265,165)	(18,424,687)	(6,884,467)	(59,025,775)
	(1,752,842)	(14,187,187)	(3,562,680)	(31,243,628)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	32,835	263,050	349,377	2,739,079
Issued in reinvestment of distributions	8,041	65,298	243,224	1,836,053
Redeemed	(514,444)	(4,126,725)	(1,433,100)	(12,126,386)
	(473,568)	(3,798,377)	(840,499)	(7,551,254)
R Class/Shares Authorized	170,000,000		140,000,000
Sold	1,429,404	11,610,638	2,641,340	22,697,929
Issued in reinvestment of distributions	138,486	1,146,424	2,025,266	15,653,877
Redeemed	(546,070)	(4,498,501)	(1,243,782)	(10,829,203)
	1,021,820	8,258,561	3,422,824	27,522,603
R5 Class/Shares Authorized	20,000,000		30,000,000
Sold	6,471	52,994	213,196	1,964,484
Issued in reinvestment of distributions	2,016	16,724	18,889	145,494
Redeemed	(9,420)	(76,763)	(24,210)	(209,253)
	(933)	(7,045)	207,875	1,900,725
R6 Class/Shares Authorized	210,000,000		225,000,000
Sold	2,679,904	22,038,964	12,030,143	103,530,775
Issued in reinvestment of distributions	243,671	2,022,068	2,722,520	21,263,710
Redeemed	(6,836,152)	(56,987,993)	(8,941,778)	(79,182,668)
	(3,912,577)	(32,926,961)	5,810,885	45,611,817
Net increase (decrease)	(52,353,467)	$(433,522,848)	(1,655,354)	$(46,554,546)
18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobiles	$20,524,385	$13,988,143	—
Food and Staples Retailing	38,809,666	15,993,631	—
Food Products	71,472,472	20,448,976	—
Health Care Equipment and Supplies	81,472,564	17,506,023	—
Industrial Conglomerates	66,183,303	26,462,966	—
Machinery	10,103,434	25,882,479	—
Metals and Mining	—	12,604,551	—
Oil, Gas and Consumable Fuels	185,727,689	55,706,898	—
Other Industries	1,874,804,367	—	—
Exchange-Traded Funds	7,959,816	—	—
Temporary Cash Investments	—	76,228,886	—
Temporary Cash Investments - Securities Lending Collateral	7,638,417	—	—
	$2,364,696,113	$264,822,553	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,130,443	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$16,250	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $177,504,964.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Value of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$2,130,443	Unrealized depreciation on forward foreign currency exchange contracts	$16,250

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$847,412	Change in net unrealized appreciation (depreciation) on futures contracts	–
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	6,434,812	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$668,612
		$7,282,224		$668,612

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,251,120,463
Gross tax appreciation of investments	$535,162,615
Gross tax depreciation of investments	(156,764,412)
Net tax appreciation (depreciation) of investments	$378,398,203

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$8.10	0.08	0.20	0.28	(0.07)	—	(0.07)	$8.31	3.49%	0.99%(4)	1.84%(4)	24%	$1,776,950
2019	$8.65	0.15	0.15	0.30	(0.14)	(0.71)	(0.85)	$8.10	4.01%	0.98%	1.70%	48%	$1,845,967
2018	$8.98	0.14	0.17	0.31	(0.13)	(0.51)	(0.64)	$8.65	3.38%	0.98%	1.59%	35%	$2,043,212
2017	$7.73	0.13	1.39	1.52	(0.12)	(0.15)	(0.27)	$8.98	19.79%	0.98%	1.48%	46%	$2,380,747
2016	$8.55	0.13	(0.28)	(0.15)	(0.15)	(0.52)	(0.67)	$7.73	(1.53)%	0.98%	1.65%	48%	$2,009,044
2015	$8.46	0.13	0.62	0.75	(0.13)	(0.53)	(0.66)	$8.55	8.91%	0.97%	1.54%	45%	$2,003,967
I Class
2019(3)	$8.12	0.08	0.21	0.29	(0.08)	—	(0.08)	$8.33	3.58%	0.79%(4)	2.04%(4)	24%	$307,114
2019	$8.67	0.16	0.15	0.31	(0.15)	(0.71)	(0.86)	$8.12	4.21%	0.78%	1.90%	48%	$313,183
2018	$9.00	0.16	0.17	0.33	(0.15)	(0.51)	(0.66)	$8.67	3.58%	0.78%	1.79%	35%	$648,241
2017	$7.75	0.14	1.40	1.54	(0.14)	(0.15)	(0.29)	$9.00	19.98%	0.78%	1.68%	46%	$524,448
2016	$8.56	0.15	(0.27)	(0.12)	(0.17)	(0.52)	(0.69)	$7.75	(1.21)%	0.78%	1.85%	48%	$546,782
2015	$8.47	0.15	0.62	0.77	(0.15)	(0.53)	(0.68)	$8.56	9.10%	0.77%	1.74%	45%	$1,215,076
Y Class
2019(3)	$8.12	0.09	0.21	0.30	(0.09)	—	(0.09)	$8.33	3.66%	0.64%(4)	2.19%(4)	24%	$54,423
2019	$8.67	0.19	0.14	0.33	(0.17)	(0.71)	(0.88)	$8.12	4.36%	0.63%	2.05%	48%	$307,792
2018(5)	$8.98	0.19	0.17	0.36	(0.16)	(0.51)	(0.67)	$8.67	3.94%	0.63%(4)	2.15%(4)	35%(6)	$1,038

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$8.09	0.06	0.22	0.28	(0.06)	—	(0.06)	$8.31	3.49%	1.24%(4)	1.59%(4)	24%	$67,663
2019	$8.65	0.12	0.15	0.27	(0.12)	(0.71)	(0.83)	$8.09	3.63%	1.23%	1.45%	48%	$80,120
2018	$8.98	0.12	0.17	0.29	(0.11)	(0.51)	(0.62)	$8.65	3.13%	1.23%	1.34%	35%	$116,377
2017	$7.73	0.11	1.39	1.50	(0.10)	(0.15)	(0.25)	$8.98	19.49%	1.23%	1.23%	46%	$158,200
2016	$8.54	0.11	(0.27)	(0.16)	(0.13)	(0.52)	(0.65)	$7.73	(1.65)%	1.23%	1.40%	48%	$138,798
2015	$8.45	0.11	0.62	0.73	(0.11)	(0.53)	(0.64)	$8.54	8.64%	1.22%	1.29%	45%	$365,063
C Class
2019(3)	$7.95	0.03	0.21	0.24	(0.03)	—	(0.03)	$8.16	3.03%	1.99%(4)	0.84%(4)	24%	$17,037
2019	$8.51	0.06	0.14	0.20	(0.05)	(0.71)	(0.76)	$7.95	2.92%	1.98%	0.70%	48%	$20,369
2018	$8.84	0.05	0.17	0.22	(0.04)	(0.51)	(0.55)	$8.51	2.40%	1.98%	0.59%	35%	$28,948
2017	$7.62	0.04	1.36	1.40	(0.03)	(0.15)	(0.18)	$8.84	18.45%	1.98%	0.48%	46%	$35,124
2016	$8.43	0.05	(0.27)	(0.22)	(0.07)	(0.52)	(0.59)	$7.62	(2.42)%	1.98%	0.65%	48%	$26,542
2015	$8.36	0.05	0.60	0.65	(0.05)	(0.53)	(0.58)	$8.43	7.77%	1.97%	0.54%	45%	$29,473
R Class
2019(3)	$8.10	0.05	0.21	0.26	(0.05)	—	(0.05)	$8.31	3.23%	1.49%(4)	1.34%(4)	24%	$188,973
2019	$8.65	0.10	0.15	0.25	(0.09)	(0.71)	(0.80)	$8.10	3.50%	1.48%	1.20%	48%	$175,855
2018	$8.98	0.10	0.16	0.26	(0.08)	(0.51)	(0.59)	$8.65	2.87%	1.48%	1.09%	35%	$158,220
2017	$7.73	0.08	1.40	1.48	(0.08)	(0.15)	(0.23)	$8.98	19.18%	1.48%	0.98%	46%	$116,917
2016	$8.55	0.09	(0.28)	(0.19)	(0.11)	(0.52)	(0.63)	$7.73	(2.02)%	1.48%	1.15%	48%	$68,477
2015	$8.46	0.09	0.62	0.71	(0.09)	(0.53)	(0.62)	$8.55	8.37%	1.47%	1.04%	45%	$52,623

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$8.12	0.08	0.21	0.29	(0.08)	—	(0.08)	$8.33	3.58%	0.79%(4)	2.04%(4)	24%	$1,729
2019	$8.67	0.18	0.13	0.31	(0.15)	(0.71)	(0.86)	$8.12	4.21%	0.78%	1.90%	48%	$1,692
2018(5)	$8.98	0.16	0.19	0.35	(0.15)	(0.51)	(0.66)	$8.67	3.80%	0.78%(4)	1.78%(4)	35%(6)	$5
R6 Class
2019(3)	$8.12	0.09	0.21	0.30	(0.09)	—	(0.09)	$8.33	3.66%	0.64%(4)	2.19%(4)	24%	$208,562
2019	$8.67	0.18	0.15	0.33	(0.17)	(0.71)	(0.88)	$8.12	4.36%	0.63%	2.05%	48%	$234,991
2018	$9.00	0.17	0.17	0.34	(0.16)	(0.51)	(0.67)	$8.67	3.74%	0.63%	1.94%	35%	$200,518
2017	$7.75	0.16	1.39	1.55	(0.15)	(0.15)	(0.30)	$9.00	20.16%	0.63%	1.83%	46%	$170,432
2016	$8.56	0.16	(0.27)	(0.11)	(0.18)	(0.52)	(0.70)	$7.75	(1.06)%	0.63%	2.00%	48%	$45,959
2015	$8.47	0.17	0.61	0.78	(0.16)	(0.53)	(0.69)	$8.56	9.27%	0.62%	1.89%	45%	$34,116

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

25

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one-, three- and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

26

activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

27

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90807 1911

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)    The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)    Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)    Not applicable.

(a)(4)    Not applicable.

(b)    A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 26, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2019